   As filed with the Securities and Exchange Commission on November 28, 2001


                               Securities Act Registration Statement No. 2-91889
                                Investment Company Act Registration No. 811-4060
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------


                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        / /
                          PRE-EFFECTIVE AMENDMENT NO.                        / /
                        POST-EFFECTIVE AMENDMENT NO. 29                      /X/
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      / /
                                AMENDMENT NO. 30                             /X/
                        (Check appropriate box or boxes)



                            ------------------------

                            CASH ACCUMULATION TRUST
               (Exact name of registrant as specified in charter)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
              (Address of Principal Executive Offices) (Zip Code)

                            ------------------------


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 802-6469



                            JONATHAN D. SHAIN, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
               (Name and Address of Agent for Service of Process)


                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   As soon as practicable after the effective
                      date of the Registration Statement.

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX):

                         /X/ immediately upon filing pursuant to paragraph (b) / / on (date) pursuant to paragraph (b)
                         / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1)
                         / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of
                             Rule 485.

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

                         / / this post-effective amendment designates a new
                             effective date for a previously filed
                             post-effective amendment.
    Titles of Securities Being Registered ... Shares of beneficial interest, par value .00001 per share.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PROSPECTUS

                                     NOVEMBER 28, 2001



 CASH ACCUMULATION TRUST/
 NATIONAL MONEY MARKET FUND


                                     FUND TYPE
                                     Money Market
                                     OBJECTIVE
                                     Current income to the extent consistent
                                     with preservation of capital and liquidity

                                     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

Prudential Financial is a service mark of The
Prudential Insurance Company of America,
Newark, NJ, and its affiliates.

                                     [PRUDENTIAL FINANCIAL LOGO]

TABLE OF CONTENTS
-------------------------------------


1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
1       Principal Risks
2       Evaluating Performance
4       Fees and Expenses

5       HOW THE FUND INVESTS
5       Investment Objective and Policies
7       Other Investments and Strategies
9       Investment Risks

11      HOW THE FUND IS MANAGED
11      Board of Trustees
11      Manager
11      Investment Adviser
12      Distributor

13      FUND DISTRIBUTIONS AND TAX ISSUES
13      Distributions
13      Tax Issues

15      HOW TO BUY AND SELL SHARES OF THE FUND
15      How to Buy Shares
17      How to Sell Your Shares
18      Telephone Redemptions or Exchanges
19      Expedited Redemption Privilege

20      FINANCIAL HIGHLIGHTS

22      THE PRUDENTIAL MUTUAL FUND FAMILY

        FOR MORE INFORMATION (Back Cover)


-------------------------------------------------------------------
NATIONAL MONEY MARKET FUND          [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This section highlights key information about the NATIONAL MONEY MARKET FUND, which we refer to as "the Fund." Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is CURRENT INCOME to the extent CONSISTENT WITH PRESERVATION OF CAPITAL AND LIQUIDITY. This means we look for investments that we think will provide a high level of current income. To achieve our objective, we invest in short-term money market instruments such as obligations issued by the U.S. Government, commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies, and obligations issued by foreign banks, companies or foreign governments. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features, which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a share value, which we refer to as "net asset value," or NAV, of $1 per share, we can't guarantee success.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT RISK--the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK--the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. With respect to the Fund's investments in asset-backed securities, there is a risk of prepayment, which means that if the underlying obligations are paid before they are due, the security may discontinue paying an attractive rate of interest.

-------------------------------------------------------------------
MONEY MARKET FUNDS
MONEY MARKET FUNDS--WHICH HOLD HIGH-QUALITY SHORT-TERM DEBT OBLIGATIONS-- PROVIDE INVESTORS WITH A LOWER RISK, HIGHLY LIQUID INVESTMENT OPTION. THESE FUNDS ATTEMPT TO MAINTAIN A NET ASSET VALUE OF $1 PER SHARE, ALTHOUGH THERE CAN BE NO GUARANTEE THAT THEY WILL ALWAYS BE ABLE TO DO SO.
-------------------------------------------------------------------
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

    The Fund's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, we invest only in U.S. dollar denominated-securities.
    There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.

    An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund. For more detailed information about the risks associated with the Fund, see "How the Fund Invests--Investment Risks."


EVALUATING PERFORMANCE

A number of factors--including risk--affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation. The bar chart and tables below demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual returns and yield compare with a group of similiar funds. Past performance is not necessarily an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at
(800) 225-1852.



ANNUAL RETURNS (AS OF 12/31/00)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  5.07%
1999  4.68%
2000  5.95%

BEST QUARTER: 1.58% (4th quarter of 2000) WORST QUARTER: 1.03% (1st quarter of
1999)
--------------------------------------------------------------------------------
2  NATIONAL MONEY MARKET FUND                    [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------


  AVERAGE ANNUAL RETURNS (AS OF 12-31-00)



                                          1 YR           SINCE INCEPTION
  Fund Shares(1)                          5.95%     5.71% (since 12-22-97)
  Lipper Average(2)                       5.69%                          N/A



  7-DAY YIELD(1) (AS OF 12/31/00)



  Fund Shares                             6.23%
  iMoneyNet MFR Average(3)                5.96%



(1) THE FUND'S RETURNS ARE AFTER DEDUCTION OF EXPENSES. THE TOTAL RETURN OF THE FUND'S SHARES FROM 1-1-01 TO 9-30-01 WAS 3.26%.
(2) THE LIPPER AVERAGE IS BASED UPON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE LIPPER U.S. TAXABLE MONEY MARKET FUNDS CATEGORY.
(3) THE IMONEYNET, INC. MONEY FUND REPORT AVERAGE-TM- (IMONEYNET MFR AVERAGE) AVERAGE IS BASED UPON THE AVERAGE YIELD OF ALL MUTUAL FUNDS IN THE IMONEYNET MFR ALL TAXABLE MONEY MARKET FUND CATEGORY.


--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

  Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)                None
  Maximum deferred sales charge (load)
   (as a percentage of the lower of original
   purchase price or sale proceeds)                   None
  Maximum sales charge (load) imposed on
   reinvested dividends and other distributions       None
  Redemption fees                                     None
  Exchange fee                                        None

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


  Management fees                                   .39%
  + Distribution (12b-1) fees                       .10%
  + Other expenses                                  .15%
                                                    ----
  = TOTAL ANNUAL FUND OPERATING EXPENSES            .64%


EXAMPLE
This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YR  3 YRS  5 YRS  10 YRS
  Fund shares                    $65   $205   $357    $798


--------------------------------------------------------------------------------
4  NATIONAL MONEY MARKET FUND                    [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is CURRENT INCOME to the extent CONSISTENT WITH PRESERVATION OF CAPITAL AND LIQUIDITY. This means we seek investments that will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success. Our investment objective is a fundamental investment policy, which means that it cannot be changed without shareholder approval.
    We invest in a diversified portfolio of short-term debt obligations which include, but are not limited to, obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, companies or foreign governments, and municipal notes.
    The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of
$1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage its portfolio to comply with the requirements of Rule 2a-7 under the Investment Company Act. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are "eligible securities." An "eligible security" for this purpose means a security: (i) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (ii) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (iii) if unrated, of comparable quality as determined by the Fund's investment adviser. All securities that we purchase will be denominated in U.S. dollars.
    COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as
--------------------------------------------------------------------------------

HOW THE FUND INVESTS
------------------------------------------------

mortgages, loans and credit card receivables. CERTIFICATES OF DEPOSIT, TIME DEPOSITS, BANKERS' ACCEPTANCES and BANK NOTES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and provide an adjustable rate of interest.
    DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer-term securities can be purchased because we can demand repayment of the obligation at an agreed price within a relatively short period of time. This procedure follows the rules applicable to money market mutual funds.
    FOREIGN SECURITIES and foreign markets involve additional risk. Foreign laws and accounting standards typically are not as strict as they are in the U.S. Foreign fixed income and currency markets may be less stable than U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign securities.
    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.
    Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations, to shorten the effective maturity of the security and to provide the Fund with liquidity to meet shareholder redemption requests. We will not purchase a put separately from the security to which it relates.
--------------------------------------------------------------------------------
6  NATIONAL MONEY MARKET FUND                    [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
------------------------------------------------

    The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Trustees of Cash Accumulation Trust can change investment policies that are not fundamental. For more information see the Statement of Additional Information, "Description of the Funds, their Investments and Risks" and "Investment Restrictions." The Statement of Additional Information--which we refer to as the SAI--contains more information about the Fund.

OTHER INVESTMENTS AND STRATEGIES
The Fund may also invest in DEBT OBLIGATIONS ISSUED BY THE U.S. TREASURY. Treasury securities have varying interest rates and maturities, but they are all backed by the full faith and credit of the U.S. Government.
    The U.S. Treasury sometimes "strips" Treasury debt obligations into their component parts: the Treasury's obligation to make periodic interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are usually sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds. The Fund may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.
    The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or Ginnie
Mae). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or Fannie Mae) and the Student Loan Marketing Association (SLMA or Sallie Mae), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.
--------------------------------------------------------------------------------

HOW THE FUND INVESTS
------------------------------------------------

    The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Fund.
    The Fund may use REVERSE REPURCHASE AGREEMENTS, where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price at a stated time.
    The Fund may also purchase money market obligations under a FIRM COMMITMENT AGREEMENT. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.
    The Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.
    The Fund also follows certain policies when it BORROWS MONEY (the Fund can borrow up to 10% of the value of its total assets); LENDS ITS SECURITIES to others (the Fund may lend up to 33 1/3% of the value of its total assets, including collateral received in the transaction); and holds ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.
--------------------------------------------------------------------------------
8  NATIONAL MONEY MARKET FUND                    [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
------------------------------------------------

INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Fund is no exception. Since the Fund's holdings can vary significantly from broad market indexes, performance of the Fund can deviate from performance of the indexes.

    The Fund's investments in money market instruments involve both CREDIT RISK--the possibility that the issuer will default, and MARKET RISK--the risk that an instrument will lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back debt. To limit these risks, we invest only in high-quality securities with maturities or effective maturities of no more than 13 months.
    Foreign securities and foreign markets involve additional risk. Foreign laws and accounting standards typically are not as strict as they are in the U.S. Foreign fixed-income and currency markets may be less stable than U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign securities.
--------------------------------------------------------------------------------

HOW THE FUND INVESTS
------------------------------------------------


    This chart outlines the key risks and potential rewards of the Fund's principal investments. For more information, see "Description of the Funds, their Investments and Risks" in the SAI.


  INVESTMENT TYPE

% OF FUND'S TOTAL ASSETS     RISKS                       POTENTIAL REWARDS
---------------------------------------------------------------------------------
  HIGH-QUALITY MONEY         -- Credit risk--the risk    -- A source of regular
  MARKET OBLIGATIONS             that default of an          interest income
                                 issuer would leave      -- May be more secure
  UP TO 100%                     the Fund with unpaid        than stock and other
                                 interest or                 equity securities
                                 principal                   since corporate
                             -- Market risk--the risk        issuers must pay
                                 that the obligations        their debts before
                                 may lose value              they pay dividends
                                 because interest
                                 rates change or
                                 there is a lack of
                                 confidence in a
                                 group of borrowers
                                 or in an industry
---------------------------------------------------------------------------------
  MONEY MARKET               -- Foreign markets,         -- Investors may realize
  OBLIGATIONS OF                 economies and               higher returns based
  FOREIGN ISSUERS                political systems           upon higher interest
  (U.S. DOLLAR-                  may not be as stable        rates paid on
  DENOMINATED)                   as those of the U.S.        foreign investments
                             -- Differences in           -- Increased
  UP TO 100%                      foreign laws,               diversification by
                                 accounting                  expanding the
                                 standards, public           allowable choices of
                                 information and             high-quality money
                                 custody and                 market obligations
                                 settlement practices
---------------------------------------------------------------------------------
  ILLIQUID SECURITIES        -- May be difficult to      -- May offer a more
                                 value                       attractive yield
  UP TO 10% OF NET ASSETS    -- May be difficult to          than more widely
                                  sell at the time or        traded securities
                                 price desired
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10  NATIONAL MONEY MARKET FUND                   [TELEPHONE ICON] (800) 225-1852

HOW THE FUND IS MANAGED
-------------------------------------

BOARD OF TRUSTEES
The Fund's Board of Trustees oversees the actions of the Manager, investment adviser and Distributor and decides on general policies for the Fund. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

MANAGER

PRUDENTIAL INVESTMENTS LLC (PI)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102-4077



    Under a management agreement with the Fund, PI manages the Fund's investment operations and administers its business affairs. PI is also responsible for supervising the Fund's Investment Adviser. For the fiscal year ended September 30, 2001, the Fund paid PI management fees of .39% of the Fund's average net assets.


    As of December 31, 2000, PI served as the investment manager to all of the Prudential U.S. and offshore investment companies, and as manager or administrator to closed-end investment companies, with aggregate assets of approximately $76 billion.


INVESTMENT ADVISER

Prudential Investment Management, Inc. (PIM) is the Fund's investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Two Gateway Center, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.


    PIM's Fixed Income Group is organized into teams that specialize in different market sectors. The Fixed Income Investment Policy Committee, which is comprised of PIM's CIO and senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Portfolio managers contribute bottom-up security selection within those guidelines. The Money Market Team, headed by Joseph Tully, is responsible for overseeing the day-to-day management of the Fund.

--------------------------------------------------------------------------------

HOW THE FUND IS MANAGED
------------------------------------------------

DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund has a Distribution and Service Plan under Rule 12b-1 of the Investment Company Act. Under the Plan and the Distribution Agreement, PIMS pays the expenses of distributing the Fund's shares and provides certain shareholder support services. The Fund reimburses PIMS for its distribution services. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.
--------------------------------------------------------------------------------
12  NATIONAL MONEY MARKET FUND                   [TELEPHONE ICON] (800) 225-1852

FUND DISTRIBUTIONS
AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS and CAPITAL GAINS, if any, to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified tax-deferred plan or account.
    The following briefly discusses some of the important federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be taxed as ORDINARY INCOME, whether or not they are reinvested in the Fund.
    Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders--typically once a year. CAPITAL GAINS are generated when the Fund sells its assets for a profit.
    For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will wire the distribution to your bank account instead of purchasing more shares of the Fund. Either way, the distributions are subject to taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "Step 3: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099
Every year, you will receive a FORM 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.
--------------------------------------------------------------------------------

FUND DISTRIBUTIONS
AND TAX ISSUES
------------------------------------------------

    Fund distributions are generally taxable to you in the year they are received, except when we declare certain dividends in October, November or December of a calendar year and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES

If federal tax law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and if you fail to do this, we will withhold and pay to the U.S. Treasury 30.5% of your distributions and sale proceeds. This backup withholding rate will be reduced to 30% for the 2002 and 2003 calendar years and will be further reduced in stages to 28% for the 2006 and following tax years. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

--------------------------------------------------------------------------------
14  NATIONAL MONEY MARKET FUND                   [TELEPHONE ICON] (800) 225-1852

HOW TO BUY AND
SELL SHARES OF THE FUND
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
Shares of the Fund are available only to clients of Prudential Securities Incorporated (Prudential Securities) that participate in any of the following managed account programs:

     --    Prudential Investments Individually Managed Accounts

     --    Prudential Securities Portfolio Management (PSPM)

     --    Quantum Portfolio Management (Quantum)

     --    Managed Assets Consulting Services (MACS)

     --    Managed Assets Consulting Services--Custom Services (MACS--CS)

     --    Prudential Securities Investment Supervisory Group

    Eligibility to participate in any of these programs is within the discretion of Prudential Securities. You should contact a Prudential Securities Financial Advisor for more information. We have the right to reject any purchase order or suspend or modify the sale of Fund shares.

AUTOMATIC PURCHASE (AUTOSWEEP). Shares of the Fund can only be purchased through automatic investment procedures (the Autosweep program). The Autosweep program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, the Fund will automatically be your primary money sweep fund. You have the option to change your primary money sweep fund at any time by notifying your Prudential Securities Financial Advisor.
    When your account has a credit balance (that is, immediately available funds), Prudential Securities will purchase shares of the Fund equal to that amount. This will occur on the business day following the existence of a credit balance. Prudential Securities may use and retain the benefit of credit balances in your account until Fund shares are purchased (that is, until the next business day).
    Credit balances of $1 or more in your account will automatically be invested in shares of the Fund. Where your credit balance results from a sale of securities, the available cash will be invested in the Fund on settlement date. Where your credit balance results from any other transaction (that is, receipt of a dividend or interest payment, maturity of a bond or your own cash payment to your securities account), the available cash will be invested in the Fund on the first business day after it is received by
--------------------------------------------------------------------------------

HOW TO BUY AND
SELL SHARES OF THE FUND
------------------------------------------------

Prudential Securities. All available cash in your account, regardless of its source, will automatically be invested.

    You will begin earning dividends on your shares purchased through Autosweep on the day the order is placed. Prudential Securities will purchase shares of the Fund at 4:30 p.m. New York time on the business day the order is placed and payment for the shares will be made by 4:30 p.m. New York time on the next business day.

    Your investment in the Fund will be held in the name of Prudential Securities. Prudential Securities will receive all statements and dividends from the Fund and will, in turn, send you account statements showing your purchases, sales and dividends.


STEP 2: UNDERSTANDING THE PRICE YOU'LL PAY


When you invest in a mutual fund, you buy shares of that fund. Shares of a money market fund, like the Fund, are priced differently than shares of common stock and other securities.


    The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain a NAV of $1.


    We determine the NAV of our shares once each business day at 4:30 p.m., New York time on days that the New York Stock Exchange (NYSE) is open for trading. We do not determine NAV on days when we have not received any orders to purchase or sell Fund shares, or when changes in the value of the Fund's portfolio do not materially affect the NAV.


STEP 3: ADDITIONAL SHAREHOLDER SERVICES
As a Fund shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash, you can indicate this preference on your
--------------------------------------------------------------------------------
16  NATIONAL MONEY MARKET FUND                   [TELEPHONE ICON] (800) 225-1852

HOW TO BUY AND
SELL SHARES OF THE FUND
------------------------------------------------

application, or notify your Prudential Securities Financial Advisor at least five business days before the date we determine who receives dividends.

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Fund for cash (in the form of a check) at any time, subject to certain restrictions.

    When you sell shares of the Fund--also known as redeeming your shares--the price you will receive will be the NAV next determined after we receive your order to sell. Prudential Securities must receive your order to sell by 4:30 p.m. New York time to process the sale on that day.

    Generally, we will pay you for the shares that you sell within seven days after we receive your sell order.

RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund, or when we may delay paying you the proceeds from a sale. To the extent permitted by the Securities and Exchange Commission, this may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase and Redemption of Fund Shares--Sale of Shares."


REDEMPTION IN KIND
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.
--------------------------------------------------------------------------------

HOW TO BUY AND
SELL SHARES OF THE FUND
------------------------------------------------

AUTOMATIC REDEMPTION FOR AUTOSWEEP
Your Fund shares will be automatically redeemed to cover any deficit in your Prudential Securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.
    The amount of the redemption will be the lesser of the total value of Fund shares held in your Prudential Securities account or the deficit in your Prudential Securities account. If you want to pay for a securities transaction in your account other than through this procedure, you must deposit sufficient cash in your securities account BEFORE THE SETTLEMENT DATE. If you want to pay any other deficit in your securities account other than through this procedure, you must deposit sufficient cash in your securities account BEFORE YOU INCUR THE DEFICIT.
    Redemptions are automatically made by Prudential Securities, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund at the next determined NAV to satisfy any remaining deficit. You are entitled to any dividend declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, which has advanced monies to satisfy deficits in your account.


TELEPHONE REDEMPTIONS OR EXCHANGES


You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852 before 4:30 p.m. New York time. You will receive a redemption or exchange amount based on that day's NAV.


    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.

--------------------------------------------------------------------------------
18  NATIONAL MONEY MARKET FUND                   [TELEPHONE ICON] (800) 225-1852

HOW TO BUY AND
SELL SHARES OF THE FUND
------------------------------------------------


    The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.



EXPEDITED REDEMPTION PRIVILEGE


If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:30 p.m. New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. For more information, see "Purchase, Redemption and Pricing of Fund Shares--Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
-------------------------------------


The financial highlights below will help you evaluate the Fund's financial performance for the past 5 years. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Fund, assuming investment at the start of the period, reinvestment of all dividends and other distributions and sale at the end of the period.


    A copy of the Fund's annual report is available upon request, at no charge, as described on the back cover of this prospectus.


    The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants. Their reports were unqualified.



 NATIONAL MONEY MARKET FUND (FISCAL YEARS ENDED SEPTEMBER 30)



PER SHARE OPERATING
PERFORMANCE                              2001           2000           1999           1998           1997
 NET ASSET VALUE, BEGINNING OF YEAR          $1.00          $1.00          $1.00          $1.00          $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         .05            .06            .05            .05            .05
 Dividends and distributions to
  shareholders                                (.05)          (.06)          (.05)          (.05)          (.05)
 NET ASSET VALUE, END OF YEAR                $1.00          $1.00          $1.00          $1.00          $1.00
 TOTAL RETURN(a)                              4.9%           5.7%           4.6%           5.2%           5.0%
--------------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                 2001           2000           1999           1998           1997
 NET ASSETS, END OF YEAR (000)            $395,261       $381,836       $403,566       $507,288       $702,003
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  and service (12b-1) fees                    .64%           .68%           .68%           .62%           .65%
 Expenses, excluding distribution
  and service (12b-1) fees                    .54%           .58%           .58%           .52%           .55%
 Net investment income                       4.80%          5.55%          4.56%          5.05%          4.89%
--------------------------------------------------------------------------------------------------------------



a. TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.

--------------------------------------------------------------------------------
20  NATIONAL MONEY MARKET FUND                   [TELEPHONE ICON] (800) 225-1852

                 [This page has been left blank intentionally.]
--------------------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY

-------------------------------------


Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the prospectus carefully before you invest or send money.



PRUDENTIAL MUTUAL FUNDS

-------------------------------------------------------------


STOCK FUNDS


LARGE CAPITALIZATION STOCK FUNDS
PRUDENTIAL 20/20 FOCUS FUND


PRUDENTIAL EQUITY FUND, INC.


PRUDENTIAL INDEX SERIES FUND


  PRUDENTIAL STOCK INDEX FUND


PRUDENTIAL TAX-MANAGED FUNDS


  PRUDENTIAL TAX-MANAGED EQUITY FUND


PRUDENTIAL VALUE FUND


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL JENNISON GROWTH FUND


SMALL-TO-MID-CAPITALIZATION STOCK
  FUNDS
NICHOLAS-APPLEGATE FUND, INC.


  NICHOLAS-APPLEGATE GROWTH EQUITY FUND


PRUDENTIAL SMALL COMPANY FUND, INC.


PRUDENTIAL TAX-MANAGED SMALL-CAP FUND, INC.


PRUDENTIAL U.S. EMERGING GROWTH FUND, INC.


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND


SECTOR STOCK FUNDS
PRUDENTIAL NATURAL RESOURCES FUND, INC.


PRUDENTIAL REAL ESTATE SECURITIES FUND


PRUDENTIAL SECTOR FUNDS, INC.


  PRUDENTIAL FINANCIAL SERVICES FUND


  PRUDENTIAL HEALTH SCIENCES FUND


  PRUDENTIAL TECHNOLOGY FUND


  PRUDENTIAL UTILITY FUND



GLOBAL/INTERNATIONAL STOCK FUNDS
PRUDENTIAL EUROPE GROWTH FUND, INC.


PRUDENTIAL PACIFIC GROWTH FUND, INC.


PRUDENTIAL WORLD FUND, INC.


  PRUDENTIAL GLOBAL GROWTH FUND


  PRUDENTIAL INTERNATIONAL VALUE FUND


  PRUDENTIAL JENNISON INTERNATIONAL GROWTH FUND


BALANCED/ALLOCATION FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL ACTIVE BALANCED FUND


BOND FUNDS


TAXABLE BOND FUNDS
PRUDENTIAL GOVERNMENT INCOME FUND, INC.


PRUDENTIAL HIGH YIELD FUND, INC.


PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.


PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.


  INCOME PORTFOLIO


PRUDENTIAL TOTAL RETURN BOND FUND, INC.


MUNICIPAL BOND FUNDS


PRUDENTIAL CALIFORNIA MUNICIPAL FUND


  CALIFORNIA SERIES


  CALIFORNIA INCOME SERIES


PRUDENTIAL MUNICIPAL BOND FUND


  HIGH INCOME SERIES


  INSURED SERIES


PRUDENTIAL MUNICIPAL SERIES FUND


  FLORIDA SERIES


  NEW JERSEY SERIES


  NEW YORK SERIES


  PENNSYLVANIA SERIES


PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.


--------------------------------------------------------------------------------
22  NATIONAL MONEY MARKET FUND                   [TELEPHONE ICON] (800) 225-1852

------------------------------------------------


GLOBAL/INTERNATIONAL BOND FUND
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.


MONEY MARKET FUNDS


TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST


  LIQUID ASSETS FUND


  NATIONAL MONEY MARKET FUND


PRUDENTIAL GOVERNMENT SECURITIES TRUST


  MONEY MARKET SERIES


  U.S. TREASURY MONEY MARKET SERIES


PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.


  INSTITUTIONAL MONEY MARKET SERIES


PRUDENTIAL MONEYMART ASSETS, INC.


MUNICIPAL MONEY MARKET FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND


  CALIFORNIA MONEY MARKET SERIES


PRUDENTIAL MUNICIPAL SERIES FUND


  NEW JERSEY MONEY MARKET SERIES


  NEW YORK MONEY MARKET SERIES


TAX-FREE MONEY MARKET FUNDS
COMMAND TAX-FREE FUND


PRUDENTIAL TAX-FREE MONEY FUND, INC.


OTHER MONEY MARKET FUNDS
COMMAND GOVERNMENT FUND


COMMAND MONEY FUND


SPECIAL MONEY MARKET FUND, INC.*


  MONEY MARKET SERIES



STRATEGIC PARTNERS
MUTUAL FUNDS**

-----------------------------

STRATEGIC PARTNERS ASSET ALLOCATION FUNDS


  STRATEGIC PARTNERS CONSERVATIVE GROWTH FUND


  STRATEGIC PARTNERS MODERATE GROWTH FUND


  STRATEGIC PARTNERS HIGH GROWTH FUND


STRATEGIC PARTNERS STYLE SPECIFIC FUNDS


  STRATEGIC PARTNERS LARGE CAPITALIZATION GROWTH FUND


  STRATEGIC PARTNERS LARGE CAPITALIZATION VALUE FUND


  STRATEGIC PARTNERS SMALL CAPITALIZATION GROWTH FUND


  STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND


  STRATEGIC PARTNERS INTERNATIONAL EQUITY FUND


  STRATEGIC PARTNERS TOTAL RETURN BOND FUND


STRATEGIC PARTNERS OPPORTUNITY FUNDS


  STRATEGIC PARTNERS FOCUSED GROWTH FUND


  STRATEGIC PARTNERS NEW ERA GROWTH FUND


  STRATEGIC PARTNERS FOCUSED VALUE FUND


SPECIAL MONEY MARKET FUND, INC.*


  MONEY MARKET SERIES



 *This fund is not a direct purchase money fund and is only an exchangeable money fund.


**Not exchangeable with the Prudential mutual funds.


--------------------------------------------------------------------------------

                                     Notes
--------------------------------------------------------------------------------
24  NATIONAL MONEY MARKET FUND                   [TELEPHONE ICON] (800) 225-1852

                                     Notes
--------------------------------------------------------------------------------

                                     Notes
--------------------------------------------------------------------------------
26  NATIONAL MONEY MARKET FUND                   [TELEPHONE ICON] (800) 225-1852

                                     Notes
--------------------------------------------------------------------------------

                                     Notes
--------------------------------------------------------------------------------
28  NATIONAL MONEY MARKET FUND                   [TELEPHONE ICON] (800) 225-1852

                                     Notes
--------------------------------------------------------------------------------

- FOR MORE INFORMATION



Please read this prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:



PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 8098
PHILADELPHIA, PA 19101-8179
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)



Outside Brokers should contact:
Prudential Investment Management
Services LLC
P.O. Box 8310
Philadelphia, PA 19101-8179
(800) 778-8769



Visit Prudential's website at:


www.prudential.com



Additional information about the Fund
can be obtained without charge and can
be found in the following documents:


STATEMENT OF ADDITIONAL INFORMATION (SAI)


 (incorporated by reference into this prospectus)


ANNUAL REPORT


SEMI-ANNUAL REPORT



You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:


BY MAIL


Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102



BY ELECTRONIC REQUEST


publicinfo@sec.gov
 (The SEC charges a fee to copy documents.)



IN PERSON


Public Reference Room in
Washington, DC


 (For hours of operation, call
 1-202-942-8090)



VIA THE INTERNET


on the EDGAR Database at
http://www.sec.gov


Investment Company Act File No. 811-4060


Nasdaq    CUSIP
------    -----
NMMXX   147541106



MF178A

                                     PROSPECTUS

                                     NOVEMBER 28, 2001



 CASH ACCUMULATION TRUST/
 LIQUID ASSETS FUND


                                     FUND TYPE
                                     Money Market
                                     OBJECTIVE
                                     Current income to the extent consistent
                                     with preservation of capital and liquidity

                                     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

Prudential Financial is a service mark of The
Prudential Insurance Company of America,
Newark, NJ, and its affiliates.

                                     [PRUDENTIAL FINANCIAL LOGO]

TABLE OF CONTENTS
-------------------------------------


1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
1       Principal Risks
2       Evaluating Performance
4       Fees and Expenses

5       HOW THE FUND INVESTS
5       Investment Objective and Policies
7       Other Investments and Strategies
8       Investment Risks

10      HOW THE FUND IS MANAGED
10      Board of Trustees
10      Manager
10      Investment Adviser
10      Distributor

11      FUND DISTRIBUTIONS AND TAX ISSUES
11      Distributions
11      Tax Issues

13      HOW TO BUY AND SELL SHARES OF THE FUND
13      How to Buy Shares
15      How to Sell Your Shares
17      Telephone Redemptions or Exchanges
17      Expedited Redemption Privilege

18      FINANCIAL HIGHLIGHTS

20      THE PRUDENTIAL MUTUAL FUND FAMILY

        FOR MORE INFORMATION (Back Cover)


-------------------------------------------------------------------
LIQUID ASSETS FUND                            [LOGO] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This section highlights key information about the LIQUID ASSETS FUND, which we refer to as "the Fund." Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is CURRENT INCOME to the extent CONSISTENT WITH PRESERVATION OF CAPITAL AND LIQUIDITY. This means we look for investments that we think will provide a high level of current income. To achieve our objective, we invest in short-term money market instruments such as obligations issued by the U.S. Government, commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies, and obligations issued by foreign banks, companies or foreign governments. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features, which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a share value, which we refer to as "net asset value," or NAV, of $1 per share, we can't guarantee success.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT RISK--the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK--the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. With respect to the Fund's investments in asset-backed securities, there is a risk of prepayment, which means that if the underlying obligations are

-------------------------------------------------------------------
MONEY MARKET FUNDS
MONEY MARKET FUNDS--WHICH HOLD HIGH-QUALITY SHORT-TERM DEBT OBLIGATIONS--PROVIDE INVESTORS WITH A LOWER RISK, HIGHLY LIQUID INVESTMENT OPTION. THESE FUNDS ATTEMPT TO MAINTAIN A NET ASSET VALUE OF $1 PER SHARE, ALTHOUGH THERE CAN BE NO GUARANTEE THAT THEY WILL ALWAYS BE ABLE TO DO SO.
-------------------------------------------------------------------
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

paid before they are due, the security may discontinue paying an attractive rate of interest.
    The Fund's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, we invest only in U.S. dollar denominated-securities.
    There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.

    An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund. For more detailed information about the risks associated with the Fund, see "How the Fund Invests--Investment Risks."


EVALUATING PERFORMANCE

A number of factors--including risk--affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation. The bar chart and tables below demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average Annual returns and yield compare with a group of similar funds. Past performance is not necessarily an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.



ANNUAL RETURNS (AS OF 12/31/00)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  5.52%
1999  5.10%
2000  6.41%

BEST QUARTER: 1.71% (4th quarter of 2000) WORST QUARTER: 1.12% (1st quarter of
1999)
-------------------------------------------------------------------
2  LIQUID ASSETS FUND                            [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------


  AVERAGE ANNUAL RETURNS (AS OF 12-31-00)



                                 1 YR       SINCE INCEPTION
  Fund Shares(1)                 6.41%    5.68% (since 12-22-97)
  Lipper Average(2)              5.69%                      N/A



  7-DAY YIELD(1) (AS OF 12/31/00)



  Fund Shares                              6.52%
  iMoneyNet MFR Average(3)                 5.96%



(1) THE FUND'S RETURNS ARE AFTER DEDUCTION OF EXPENSES. THE TOTAL RETURN OF THE FUND'S SHARES FROM 1-1-01 TO 9-30-01 WAS 3.56%.
(2) THE LIPPER AVERAGE IS BASED UPON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE LIPPER U.S. TAXABLE MONEY MARKET FUNDS CATEGORY.
(3) THE IMONEYNET, INC. MONEY FUND REPORT AVERAGE-TM- (IMONEYNET MFR AVERAGE) AVERAGE IS BASED UPON THE AVERAGE YIELD OF ALL MUTUAL FUNDS IN THE IMONEYNET MFR ALL TAXABLE MONEY MARKET FUND CATEGORY.


--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

  Maximum sales charge (load)
   imposed on purchases (as a
   percentage of offering price)           None
  Maximum deferred sales charge
   (load) (as a percentage of the
   lower of original purchase price
   or sale proceeds)                       None
  Maximum sales charge (load)
   imposed on reinvested dividends
   and other distributions                 None
  Redemption fees                          None
  Exchange fee                             None

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


  Management fees                                   .06%(1)
  + Distribution and service (12b-1) fees             None
  + Other expenses                                    .15%
  = Total annual Fund operating expenses            .21%(1)



(1) THE FEES PAID BY THE FUND TO THE MANAGER AND THE FUND'S OTHER AFFILIATED SERVICE PROVIDERS ARE LIMITED TO REIMBURSEMENT FOR DIRECT COSTS, EXCLUDING ANY PROFIT OR OVERHEAD UP TO A MAXIMUM OF .39% OF AVERAGE DAILY NET ASSETS, PURSUANT TO AGREEMENTS WITH THE FUND. MANAGEMENT FEES AND TOTAL ANNUAL FUND OPERATING EXPENSES REFLECT THESE FEES FOR THE FUND'S FISCAL YEAR ENDED SEPTEMBER 30, 2001.

EXAMPLE

This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YR  3 YRS  5 YRS  10 YRS
  Fund shares                    $22    $68   $118    $268


-------------------------------------------------------------------
4  LIQUID ASSETS FUND                            [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is CURRENT INCOME to the extent CONSISTENT WITH PRESERVATION OF CAPITAL AND LIQUIDITY. This means we seek investments that will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success. Our investment objective is a fundamental investment policy, which means that it cannot be changed without shareholder approval.
    We invest in a diversified portfolio of short-term debt obligations which include, but are not limited to, obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, companies or foreign governments, and municipal notes.
    The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of
$1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage its portfolio to comply with the requirements of Rule 2a-7 under the Investment Company Act. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are "eligible securities." An "eligible security" for this purpose means a security: (i) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (ii) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (iii) if unrated, of comparable quality as determined by the Fund's investment adviser. All securities that we purchase will be denominated in U.S. dollars.
    COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and
--------------------------------------------------------------------------------

HOW THE FUND INVESTS
------------------------------------------------

credit card receivables. CERTIFICATES OF DEPOSIT, TIME DEPOSITS, BANKERS' ACCEPTANCES and BANK NOTES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and provide an adjustable rate of interest.
    DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer-term securities can be purchased because we can demand repayment of the obligation at an agreed price within a relatively short period of time. This procedure follows the rules applicable to money market mutual funds.
    FOREIGN SECURITIES and foreign markets involve additional risk. Foreign laws and accounting standards typically are not as strict as they are in the U.S. Foreign fixed income and currency markets may be less stable than U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign securities.
    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.
    Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations, to shorten the effective maturity of a security and to provide the Fund with liquidity to meet shareholder redemption requests.
-------------------------------------------------------------------
6  LIQUID ASSETS FUND                            [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
------------------------------------------------

    The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Trustees of Cash Accumulation Trust can change investment policies that are not fundamental. For more information see the Statement of Additional Information, "Description of the Funds, their Investments and Risks" and "Investment Restrictions." The Statement of Additional Information--which we refer to as the SAI--contains more information about the Fund.

OTHER INVESTMENTS AND STRATEGIES
The Fund may also invest in DEBT OBLIGATIONS ISSUED BY THE U.S. TREASURY. Treasury securities have varying interest rates and maturities, but they are all backed by the full faith and credit of the U.S. Government.
    The U.S. Treasury sometimes "strips" Treasury debt obligations into their component parts: the Treasury's obligation to make periodic interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are usually sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds. The Fund may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.
    The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or Ginnie
Mae). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or Fannie Mae) and the Student Loan Marketing Association (SLMA or Sallie Mae), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.
    The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Fund.
--------------------------------------------------------------------------------

HOW THE FUND INVESTS
------------------------------------------------

    The Fund may use REVERSE REPURCHASE AGREEMENTS, where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price at a stated time.
    The Fund may also purchase money market obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.
    The Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.
    The Fund also follows certain policies when it BORROWS MONEY (the Fund can borrow up to 33 1/3% of the value of its total assets); LENDS ITS SECURITIES to others (the Fund may lend up to 33 1/3% of the value of its total assets, including collateral received in the transaction); and holds ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Fund is no exception. Since the Fund's holdings can vary significantly from broad market indexes, performance of the Fund can deviate from performance of the indexes.

    The Fund's investments in money market instruments involve both CREDIT RISK--the possibility that the issuer will default, and MARKET RISK--the risk that an instrument will lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back debt. To limit these risks, we invest only in high-quality securities with maturities or effective maturities of no more than 13 months.
-------------------------------------------------------------------
8  LIQUID ASSETS FUND                            [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
------------------------------------------------

    Foreign securities and foreign markets involve additional risk. Foreign laws and accounting standards typically are not as strict as they are in the U.S. Foreign fixed-income and currency markets may be less stable than U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign securities.

    This chart outlines the key risks and potential rewards of the Fund's principal investments. For more information, see "Description of the Funds, their Investments and Risks" in the SAI.


  INVESTMENT TYPE

% OF FUND'S TOTAL ASSETS     RISKS                       POTENTIAL REWARDS
---------------------------------------------------------------------------------
  HIGH-QUALITY MONEY         -- Credit risk--the risk    -- A source of regular
  MARKET OBLIGATIONS             that default of an          interest income
                                 issuer would leave      -- May be more secure
  UP TO 100%                     the Fund with unpaid        than stock and other
                                 interest or                 equity securities
                                 principal                   since corporate
                             -- Market risk--the risk        issuers must pay
                                 that the obligations        their debts before
                                 may lose value              they pay dividends
                                 because interest
                                 rates change or
                                 there is a lack of
                                 confidence in a
                                 group of borrowers
                                 or in an industry
---------------------------------------------------------------------------------
  MONEY MARKET               -- Foreign markets,         -- Investors may realize
  OBLIGATIONS OF                 economies and               higher returns based
  FOREIGN ISSUERS                political systems           upon higher interest
  (DOLLAR-DENOMINATED)           may not be as stable        rates paid on
                                 as those of the U.S.        foreign investments
  UP TO 100%                 -- Differences in           -- Increased
                                  foreign laws,               diversification by
                                 accounting                  expanding the
                                 standards, public           allowable choices of
                                 information and             high-quality money
                                 custody and                 market obligations
                                 settlement practices
---------------------------------------------------------------------------------
  ILLIQUID SECURITIES        -- May be difficult to      -- May offer a more
                                 value                       attractive yield
  UP TO 10% OF NET ASSETS    -- May be difficult to          than more widely
                                  sell at the time or        traded securities
                                 price desired
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW THE FUND IS MANAGED
-------------------------------------

BOARD OF TRUSTEES
The Fund's Board of Trustees oversees the actions of the Manager, investment adviser and Distributor and decides on general policies for the Fund. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

MANAGER

PRUDENTIAL INVESTMENTS LLC (PI)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102-4077



    Under a management agreement with the Fund, PI manages the Fund's investment operations and administers its business affairs. PI is also responsible for supervising the Fund's Investment Adviser. For the fiscal period ended
September 30, 2001, the Fund paid PI management fees of .06% of the Fund's average net assets.


    As of December 31, 2000, PI served as the manager to all of the Prudential U.S. and offshore investment companies, and as manager or administrator to closed-end investment companies, with aggregate assets of approximately
$76 billion.


INVESTMENT ADVISER

Prudential Investment Management, Inc. (PIM), is the Fund's investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Two Gateway Center, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.


    PIM's Fixed Income Group is organized into teams that specialize in different market sectors. The Fixed Income Investment Policy Committee, which is comprised of PIMS's CIO and senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Portfolio managers contribute bottom-up security selection within those guidelines. The Money Market Team, headed by Joseph Tully, is responsible for overseeing the day-to-day management of the Fund.


DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS does not receive any compensation from the Fund for distributing its shares.
-------------------------------------------------------------------
10  LIQUID ASSETS FUND                           [TELEPHONE ICON] (800) 225-1852

FUND DISTRIBUTIONS
AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS and CAPITAL GAINS, if any, to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified tax-deferred plan or account.
    The following briefly discusses some of the important federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be taxed as ORDINARY INCOME, whether or not they are reinvested in the Fund.
    Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders--typically once a year. CAPITAL GAINS are generated when the Fund sells its assets for a profit.
    For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will wire the distribution to your bank account instead of purchasing more shares of the Fund. Either way, the distributions are subject to taxes, again unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "Step 3: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099
Every year, you will receive a FORM 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.
    Fund distributions are generally taxable in the year they are received, except when we declare certain dividends in October, November or December of a calendar year and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.
--------------------------------------------------------------------------------

FUND DISTRIBUTIONS
AND TAX ISSUES
------------------------------------------------

WITHHOLDING TAXES

If federal tax law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and if you fail to do this, we will withhold and pay to the U.S. Treasury 30.5% of your distributions and sale proceeds. This backup withholding rate will be reduced to 30% for the 2002 and 2003 calendar years and will be further reduced in stages to 28% for the 2006 and following tax years. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

-------------------------------------------------------------------
12  LIQUID ASSETS FUND                           [TELEPHONE ICON] (800) 225-1852

HOW TO BUY AND
SELL SHARES OF THE FUND
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
Shares of the Fund are available to investment advisory clients of Prudential Securities Incorporated (Prudential Securities) that participate in any of the following managed account programs:

     --    Prudential Investments Individually Managed Accounts

     --    Prudential Securities Portfolio Management (PSPM)

     --    Quantum Portfolio Management (Quantum)

     --    Managed Assets Consulting Services (MACS)

     --    Managed Assets Consulting Services--Custom Services (MACS--CS)

     --    Prudential Securities Investment Supervisory Group

    To participate in any of these programs, you must be an Eligible Benefit Plan. Eligible Benefit Plans are:

     -- employee benefit plans as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974 (ERISA) other than government plans as defined in Section 3(32) of ERISA and church plans as defined in Section 3(33) of ERISA;

     -- pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the Internal Revenue Code);

     -- deferred compensation and annuity plans under Section 457 or 403(b)(7) of the Internal Revenue Code; and

     -- Individual Retirement Accounts (IRAs) as defined in Section 408(a) of the Internal Revenue Code.

    Eligibility to participate in any of these programs is within the discretion of Prudential Securities. You should contact a Prudential Securities Financial Advisor for more information. We have the right to reject any purchase order or suspend or modify the sale of Fund shares.

AUTOMATIC PURCHASE (AUTOSWEEP). Shares of the Fund can only be purchased through automatic investment procedures (the Autosweep program). The Autosweep program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, the Fund will automatically be your primary money sweep fund.
--------------------------------------------------------------------------------

HOW TO BUY AND
SELL SHARES OF THE FUND
------------------------------------------------

You have the option to change your primary money sweep fund at any time by notifying your Prudential Securities Financial Advisor.
    When your Prudential Securities account has a credit balance (that is, immediately available funds), Prudential Securities will purchase shares of the Fund equal to that amount. This will occur on the business day following the existence of a credit balance. Prudential Securities may use and retain the benefit of credit balances in your account until Fund shares are purchased (that is, until the next business day).
    Credit balances of $1 or more in your account will automatically be invested in shares of the Fund. Where your credit balance results from a sale of securities, the available cash will be invested in the Fund on settlement date. Where your credit balance results from any other transaction (that is, receipt of a dividend or interest payment, maturity of a bond or your own cash payment to your securities account), the available cash will be invested in the Fund on the first business day after it is received by Prudential Securities. All available cash in your account, regardless of its source, will automatically be invested.

    You will begin earning dividends on your shares purchased through Autosweep on the day the order is placed. Prudential Securities will purchase shares of the Fund at 4:30 p.m. New York time on the business day the order is placed and payment for the shares will be made by 4:30 p.m. New York time on the next business day.

    Your investment in the Fund will be held in the name of Prudential Securities. Prudential Securities will receive all statements and dividends from the Fund and will, in turn, send you account statements showing your purchases, sales and dividends.


STEP 2: UNDERSTANDING THE PRICE YOU'LL PAY


When you invest in a mutual fund, you buy shares of that fund. Shares of a money market fund, like the Fund, are priced differently than shares of common stock and other securities.


    The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain a NAV of $1.

-------------------------------------------------------------------
14  LIQUID ASSETS FUND                           [TELEPHONE ICON] (800) 225-1852

HOW TO BUY AND
SELL SHARES OF THE FUND
------------------------------------------------


    We determine the NAV of our shares once each business day at 4:30 p.m., New York time on days that the New York Stock Exchange (NYSE) is open for trading. We do not determine NAV on days when we have not received any orders to purchase or sell Fund shares, or when changes in the value of the Fund's portfolio do not materially affect the NAV.



STEP 3: ADDITIONAL SHAREHOLDER SERVICES

As a Fund shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash, you can indicate this preference on your application, or notify your Prudential Securities Financial Advisor at least five business days before the date we determine who receives dividends.

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Fund for cash (in the form of a check) at any time, subject to certain restrictions.

    When you sell shares of the Fund--also known as redeeming your shares--the price you will receive will be the NAV next determined after we receive your order to sell. Prudential Securities must receive your order to sell by 4:30 p.m. New York time to process the sale on that day.

    Generally, we will pay you for the shares that you sell within seven days after we receive your sell order.
--------------------------------------------------------------------------------

HOW TO BUY AND
SELL SHARES OF THE FUND
------------------------------------------------

RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund, or when we may delay paying you the proceeds from a sale. To the extent permitted by the Securities and Exchange Commission, this may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase and Redemption of Fund Shares--Sale of Shares."


REDEMPTION IN KIND
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

AUTOMATIC REDEMPTION FOR AUTOSWEEP
Your Fund shares will be automatically redeemed to cover any deficit in your Prudential Securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.
    The amount of the redemption will be the lesser of the total value of Fund shares held in your Prudential Securities account or the deficit in your Prudential Securities account. If you want to pay for a securities transaction in your account other than through this procedure, you must deposit sufficient cash in your securities account BEFORE THE SETTLEMENT DATE. If you want to pay any other deficit in your securities account other than through this procedure, you must deposit sufficient cash in your securities account BEFORE YOU INCUR THE DEFICIT.
    Redemptions are automatically made by Prudential Securities, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund at the next determined NAV to satisfy any remaining deficit. You are entitled to any dividend declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, which has advanced monies to satisfy deficits in your account.
-------------------------------------------------------------------
16  LIQUID ASSETS FUND                           [TELEPHONE ICON] (800) 225-1852

HOW TO BUY AND
SELL SHARES OF THE FUND
------------------------------------------------


TELEPHONE REDEMPTIONS OR EXCHANGES


You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852 before 4:30 p.m. New York time. You will receive a redemption or exchange amount based on that day's NAV.


    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.


    The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.



EXPEDITED REDEMPTION PRIVILEGE


If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:30 p.m. New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. For more information, see "Purchase, Redemption and Pricing of Fund Shares--Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
-------------------------------------


The financial highlights below will help you evaluate the Fund's financial performance. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Fund, assuming investment at the start of the period, reinvestment of all dividends and other distributions and sale at the end of the period.


    A copy of the Fund's annual report is available upon request, at no charge, as described on the back cover of this prospectus.


    The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants. Their reports were unqualified.



 LIQUID ASSETS FUND (FISCAL YEARS ENDED SEPTEMBER 30)



                                                                                          December 22, 1997(1)
PER SHARE OPERATING                                                                             through
PERFORMANCE                                                2001       2000       1999      September 30, 1998
 NET ASSET VALUE, BEGINNING OF PERIOD                       $1.00      $1.00      $1.00            $1.00
 Net investment income and net realized gains                 .05        .06        .05              .04
 Dividends and distributions to shareholders                 (.05)      (.06)      (.05)            (.04)
 NET ASSET VALUE, END OF PERIOD                             $1.00      $1.00      $1.00            $1.00
 TOTAL RETURN(2)                                            5.33%      6.15%      5.05%            4.52%
--------------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                                   2001       2000       1999       1998
 NET ASSETS, END OF PERIOD (000)                         $556,572   $488,807   $394,612   $441,944
 AVERAGE NET ASSETS (000)                                $486,816   $417,161   $386,144   $374,141
 RATIOS TO AVERAGE NET ASSETS:
 Expenses                                                    .21%       .24%       .27%     .21%(3)
 Net investment income                                      5.16%      6.03%      4.94%    5.53%(3)
---------------------------------------------------------------------------------------------------



(1.) COMMENCEMENT OF INVESTMENT OPERATIONS.
(2.) TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY
     AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. TOTAL RETURNS FOR LESS THAN ONE FULL YEAR ARE NOT ANNUALIZED.
(3.) ANNUALIZED.


-------------------------------------------------------------------
18  LIQUID ASSETS FUND                           [TELEPHONE ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

                 [This page has been left blank intentionally.]
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                                                                              19

THE PRUDENTIAL MUTUAL FUND FAMILY

-------------------------------------


Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the prospectus carefully before you invest or send money.



PRUDENTIAL MUTUAL FUNDS

-------------------------------------------------------------


STOCK FUNDS


LARGE CAPITALIZATION STOCK FUNDS
PRUDENTIAL 20/20 FOCUS FUND


PRUDENTIAL EQUITY FUND, INC.


PRUDENTIAL INDEX SERIES FUND


  PRUDENTIAL STOCK INDEX FUND


PRUDENTIAL TAX-MANAGED FUNDS


  PRUDENTIAL TAX-MANAGED EQUITY FUND


PRUDENTIAL VALUE FUND


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL JENNISON GROWTH FUND


SMALL-TO-MID-CAPITALIZATION STOCK
  FUNDS
NICHOLAS-APPLEGATE FUND, INC.


  NICHOLAS-APPLEGATE GROWTH EQUITY FUND


PRUDENTIAL SMALL COMPANY FUND, INC.


PRUDENTIAL TAX-MANAGED SMALL-CAP FUND, INC.


PRUDENTIAL U.S. EMERGING GROWTH FUND, INC.


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND


SECTOR STOCK FUNDS
PRUDENTIAL NATURAL RESOURCES FUND, INC.


PRUDENTIAL REAL ESTATE SECURITIES FUND


PRUDENTIAL SECTOR FUNDS, INC.


  PRUDENTIAL FINANCIAL SERVICES FUND


  PRUDENTIAL HEALTH SCIENCES FUND


  PRUDENTIAL TECHNOLOGY FUND


  PRUDENTIAL UTILITY FUND



GLOBAL/INTERNATIONAL STOCK FUNDS
PRUDENTIAL EUROPE GROWTH FUND, INC.


PRUDENTIAL PACIFIC GROWTH FUND, INC.


PRUDENTIAL WORLD FUND, INC.


  PRUDENTIAL GLOBAL GROWTH FUND


  PRUDENTIAL INTERNATIONAL VALUE FUND


  PRUDENTIAL JENNISON INTERNATIONAL GROWTH FUND


BALANCED/ALLOCATION FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL ACTIVE BALANCED FUND


BOND FUNDS


TAXABLE BOND FUNDS
PRUDENTIAL GOVERNMENT INCOME FUND, INC.


PRUDENTIAL HIGH YIELD FUND, INC.


PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.


PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.


  INCOME PORTFOLIO


PRUDENTIAL TOTAL RETURN BOND FUND, INC.


MUNICIPAL BOND FUNDS


PRUDENTIAL CALIFORNIA MUNICIPAL FUND


  CALIFORNIA SERIES


  CALIFORNIA INCOME SERIES


PRUDENTIAL MUNICIPAL BOND FUND


  HIGH INCOME SERIES


  INSURED SERIES


PRUDENTIAL MUNICIPAL SERIES FUND


  FLORIDA SERIES


  NEW JERSEY SERIES


  NEW YORK SERIES


  PENNSYLVANIA SERIES


PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.


-------------------------------------------------------------------
20  LIQUID ASSETS FUND                           [TELEPHONE ICON] (800) 225-1852

------------------------------------------------


GLOBAL/INTERNATIONAL BOND FUND
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.


MONEY MARKET FUNDS


TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST


  LIQUID ASSETS FUND


  NATIONAL MONEY MARKET FUND


PRUDENTIAL GOVERNMENT SECURITIES TRUST


  MONEY MARKET SERIES


  U.S. TREASURY MONEY MARKET SERIES


PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.


  INSTITUTIONAL MONEY MARKET SERIES


PRUDENTIAL MONEYMART ASSETS, INC.


MUNICIPAL MONEY MARKET FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND


  CALIFORNIA MONEY MARKET SERIES


PRUDENTIAL MUNICIPAL SERIES FUND


  NEW JERSEY MONEY MARKET SERIES


  NEW YORK MONEY MARKET SERIES


TAX-FREE MONEY MARKET FUNDS
COMMAND TAX-FREE FUND


PRUDENTIAL TAX-FREE MONEY FUND, INC.


OTHER MONEY MARKET FUNDS
COMMAND GOVERNMENT FUND


COMMAND MONEY FUND


SPECIAL MONEY MARKET FUND, INC.*


  MONEY MARKET SERIES



STRATEGIC PARTNERS
MUTUAL FUNDS**

-----------------------------

STRATEGIC PARTNERS ASSET ALLOCATION FUNDS


  STRATEGIC PARTNERS CONSERVATIVE GROWTH FUND


  STRATEGIC PARTNERS MODERATE GROWTH FUND


  STRATEGIC PARTNERS HIGH GROWTH FUND


STRATEGIC PARTNERS STYLE SPECIFIC FUNDS


  STRATEGIC PARTNERS LARGE CAPITALIZATION GROWTH FUND


  STRATEGIC PARTNERS LARGE CAPITALIZATION VALUE FUND


  STRATEGIC PARTNERS SMALL CAPITALIZATION GROWTH FUND


  STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND


  STRATEGIC PARTNERS INTERNATIONAL EQUITY FUND


  STRATEGIC PARTNERS TOTAL RETURN BOND FUND


STRATEGIC PARTNERS OPPORTUNITY FUNDS


  STRATEGIC PARTNERS FOCUSED GROWTH FUND


  STRATEGIC PARTNERS NEW ERA GROWTH FUND


  STRATEGIC PARTNERS FOCUSED VALUE FUND


SPECIAL MONEY MARKET FUND, INC.*


  MONEY MARKET SERIES



 *This fund is not a direct purchase money fund and is only an exchangeable money fund.


**Not exchangeable with the Prudential mutual funds.


--------------------------------------------------------------------------------

- FOR MORE INFORMATION


Please read this prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:



PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 8098
PHILADELPHIA, PA 19101-8179
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)



Outside Brokers should contact:
Prudential Investment Management
Services LLC
P.O. Box 8310
Philadelphia, PA 19101-8179
(800) 778-8769



Visit Prudential's website at:


www.prudential.com



Additional information about the Fund can be obtained without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
 (incorporated by reference into this prospectus)
ANNUAL REPORT
SEMI-ANNUAL REPORT


You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:


BY MAIL

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102


BY ELECTRONIC REQUEST

publicinfo@sec.gov
 (The SEC charges a fee to copy documents.)


IN PERSON

Public Reference Room in Washington, DC
 (For hours of operation, call
 1-202-942-8090)


VIA THE INTERNET

on the EDGAR Database at
http://www.sec.gov

Investment Company Act File No. 811-4060


Nasdaq    CUSIP
------    -----
CLAMF   147541502


MF175A

                            CASH ACCUMULATION TRUST
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED NOVEMBER 28, 2001


    Cash Accumulation Trust (the Trust), an open-end, diversified, management investment company is offered in two series: National Money Market Fund (NMMF) and Liquid Assets Fund (LAF) (each a Fund and collectively, the Funds). Each series operates as a separate fund with identical investment objectives and similar policies designed to meet its investment goals. The investment objective of each of NMMF and LAF is current income to the extent consistent with preservation of capital and liquidity. There can be no assurance that either Fund's investment objective will be achieved. See "How the Fund Invests" in the applicable Prospectus and "Description of the Funds, their Investments and Risks" in this Statement of Additional Information.

    The Trust's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077 and its telephone number is (800) 225-1852.


    This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with each Fund's Prospectus, dated November 28, 2001. A copy of the Prospectus may be obtained at no charge from each Fund upon request at the address or telephone number noted above. Each Fund's audited financial statements for the fiscal year ended September 30, 2001 are incorporated in this SAI by reference to the Trust's 2001 annual report to shareholders (File No. 811-4060). You may obtain a copy of the Trust's annual report at no charge by request to the Trust at the address or telephone number noted above.


                               TABLE OF CONTENTS


                                                               PAGE
                                                              ------
Trust History...............................................  B-2
Description of the Funds, their Investments and Risks.......  B-2
Investment Restrictions.....................................  B-5
Management of the Trust.....................................  B-9
Control Persons and Principal Holders of Securities.........  B-11
Investment Advisory and Other Services......................  B-12
Brokerage Allocation and Other Practices....................  B-15
Securities and Organization.................................  B-15
Purchase, Redemption and Pricing of Fund Shares.............  B-16
Net Asset Value.............................................  B-18
Taxes, Dividends and Distributions..........................  B-18
Calculation of Yield........................................  B-20
Financial Statements........................................  B-20
Appendix I-Description of Ratings...........................  I-1


--------------------------------------------------------------------------------

MF175B

                                 TRUST HISTORY

    The Trust was organized under the laws of Massachusetts on April 27, 1984 as an unincorporated business trust, a form of organization that is commonly referred to as a Massachusetts business trust.

             DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

    (a) CLASSIFICATION. The Trust is an open-end diversified management investment company.

    (b) INVESTMENT STRATEGIES AND RISKS.

    Each Fund's investment objective is current income to the extent consistent with preservation of capital and liquidity. While the principal investment policies and strategies for seeking to achieve this objective are described in each Fund's Prospectus, a Fund may from time to time also utilize the securities, instruments, policies and strategies described below in seeking to achieve its objective. A Fund may not be successful in achieving its objective and you can lose money.

OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND
  INSTRUMENTALITIES

    Obligations issued or guaranteed as to principal and interest by the U.S. government may be acquired by a Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain United States Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" (TIGRs) and "Certificates of Accrual on Treasury Securities" (CATS). Neither Fund intends to purchase TIGRs or CATS during the coming year.

FLOATING RATE AND VARIABLE RATE SECURITIES

    Each Fund may purchase "floating rate" and "variable rate" securities. Investments in floating or variable rate securities normally will involve securities which provide that a rate that is set as a spread to a designated base rate, such as rates on Treasury bills, and, in some cases, that the purchaser can demand payment of the obligation at specified intervals or after a specified notice period (in each case a period of less than thirteen months) at par plus accrued interest, which amount may be more or less than the amount paid for them. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate.

DEMAND FEATURES AND GUARANTEES

    LAF may purchase demand features and guarantees. A demand feature supporting a money market fund instrument can be relied upon in a number of respects. First, the demand feature can be relied upon to SHORTEN THE MATURITY of the underlying instrument. Second, the demand feature, if unconditional, can be used to EVALUATE THE CREDIT QUALITY of the underlying security. This means that the credit quality of the underlying security can be based solely on the credit quality of the unconditional demand feature supporting that security.

    A GUARANTEE is a form of unconditional credit support that may include bond insurance, a letter of credit, and an unconditional demand feature. A money market fund holding a security subject to a guarantee may determine the credit quality of the underlying security solely on the basis of the credit quality of the supporting guarantee.

    LAF can only invest 10% of its total assets in securities directly issued by, or supported by, a demand feature provider or guarantor. Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Investment Company Act") provides a more stringent limit on demand features and guarantees that are "second tier securities" under the Rule; that is, those securities that are rated in the second highest category by a specified number of rating organizations. Specifically, Rule 2a-7 provides that a money market fund cannot invest more than 5% of its total assets in securities directly issued or supported by second tier demand features or guarantees that are issued by the same entity.

LENDING OF SECURITIES

    Consistent with applicable regulatory requirements, NMMF may lend its portfolio securities to broker-dealers and LAF may lend its portfolio to brokers, dealers and financial institutions, provided that outstanding loans of each Fund do not exceed in the aggregate 33 1/3% of the value of its respective total assets and, provided that such loans are callable at any time by either Fund and are at all times secured by cash or U.S. Government securities that is equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive payments in lieu of the interest on the loaned securities, while at the same time earning interest either directly from the borrower or on the cash collateral which will be invested in short-term obligations. Any voting rights, or rights to consent, relating to the securities loaned pass to the borrower. However, if a material event affecting the securities which are the subject of the loan occurs, such loans will be called so that the securities may be voted by the Fund (or Funds).

    A loan may be terminated by the borrower on one business day's notice or by a Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Trustees of the Trust. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to that Fund.

    Each Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

ILLIQUID SECURITIES


    Each Fund may not hold more than 10% of its net assets in illiquid securities. If a Fund were to exceed this limit, the investment adviser would take prompt action to reduce the Fund's holdings in illiquid securities to no more than 10% of its net assets, as required by applicable law. Illiquid securities include repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable (either within or outside of the United States).


    Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


    In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such securities.


    Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

    Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid under procedures established by the Board of Trustees. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security;
(2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality as determined by the investment adviser; and (ii) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to a demand right are deemed to have a maturity equal to the notice period.

SECURITIES OF OTHER INVESTMENT COMPANIES


    Each Fund may invest up to 10% of its total assets in securities of other money market funds. Generally, each Fund does not intend to invest more than 5% of its total assets in such securities. However, pursuant to an SEC exemptive order, the Fund may invest up to 25% of its total assets in an affiliated money market fund. To the extent that a Fund invests in securities of other registered investment companies, shareholders of the Fund may be subject to duplicate management and advisory fees.


BORROWING

    NMMF may borrow from banks (including through entering into reverse repurchase agreements) up to and including 10% of the value of its total assets taken at cost for temporary or emergency purposes. NMMF may pledge up to and including 10% of its net assets to secure such borrowings. LAF may borrow (including through entering reverse repurchase agreements) up to 33 1/3% of the value of its total assets (computed at the time the loan is made) from banks for temporary, extraordinary or emergency purposes. LAF may pledge up to 33 1/3% of its total assets to secure such borrowings. A Fund will not purchase portfolio securities if its borrowings (other than permissible securities loans) exceed 5% of its total assets.

REPURCHASE AGREEMENTS


    Each Fund may purchase securities and concurrently enter into repurchase agreements with the seller, pursuant to which the seller agrees to repurchase such securities at a specified price within a specified time (generally seven days or less). The repurchase agreements provide that the Fund will sell the underlying instruments back to the dealer or the bank at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the Fund, which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. Such collateral will be held by State Street Bank & Trust Company, the Trust's Custodian, either directly or through a sub-custodian, either physically or in a book-entry account.



    A Fund will enter into repurchase transactions only with parties which meet creditworthiness standards approved by the fund's investment adviser. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds upon sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss if the financial institution that is a party to the repurchase agreement petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code because the law regarding the rights of the trust is unsettled. As a result, under these circumstances, there may be a restriction on the Fund's ability to sell the collateral, and the Fund could suffer a loss.



    LAF intends to participate in a joint repurchase account with other investment companies managed by Prudential Investments LLC (PI or the Manager) pursuant to an order of the Securities and Exchange Commission (SEC or the Commission). On a daily basis, any uninvested cash balances of LAF may be aggregated with those of such other investment companies and invested in one or more repurchase agreements. LAF participates in the income earned or accrued in the joint account based on the percentage of its investment. In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Trust's policy that its custodian or designated sub-custodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which equals or exceeds the resale price of the agreement. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.


    NMMF does not currently participate in the joint repurchase account.

REVERSE REPURCHASE AGREEMENTS

    Reverse repurchase agreements have the characteristics of borrowing and involve the sale of securities held by a Fund with an agreement to repurchase the securities at a specified price, date and interest payment. Each Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. These transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash.

A Fund may be unable to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund's portfolio. The Trust's custodian will maintain in a segregated account cash or other liquid assets maturing not later than the expiration of the reverse repurchase agreements having a value equal to or greater than such commitments.

FIRM COMMITMENT AGREEMENTS

    NMMF may enter into firm commitment agreements with banks or broker-dealers for the purchase of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when NMMF anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. Entry into firm commitment agreements with broker-dealers requires the creation and maintenance of a segregated account. The underlying securities subject to a firm commitment agreement are subject to fluctuation in market value and, therefore, to the extent that NMMF remains fully invested at the same time that it has entered into firm commitment agreements, there will be a greater possibility that the net asset value of NMMF shares will vary from $1.00.

    Pending delivery of securities purchased under firm commitment agreements, the amount of the purchase price will be held in liquid assets such as cash or high-quality debt obligations. Such obligations will be maintained in a separate account with the Trust's custodian in an amount equal on a daily basis to the amount of NMMF's firm commitments. When the time comes to pay for securities subject to firm commitment agreements, NMMF will meet its obligations from then-available cash flow or the sale of securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

    LAF may purchase securities on a "when-issued" or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by LAF with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. LAF will limit such purchases to those which the date of delivery and payment falls within 90 days of the date of the commitment. LAF will make commitments to purchase such when issued securities only with the intention of actually acquiring the securities. The Trust's Custodian will segregate cash or other liquid assets having a value equal to or greater than LAF's purchase commitments. If LAF chooses to dispose of the when-issued security prior to its receipt of, and payment for, the security, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.


SEGREGATED ASSETS



    The Fund segregates with its Custodian, State Street Bank and Trust Company, cash, U.S. government securities, equity securities (including foreign securities), debt securities or other liquid, unencumbered assets equal in value to its obligations in respect of potentially leveraged transactions. These include when-issued and delayed delivery securities, futures contracts, written options and options on futures contracts (unless otherwise covered). If collateralized or otherwise covered, in accordance with Commission guidelines, these will not be deemed to be senior securities. The assets segregated will be marked-to-market daily.


                            INVESTMENT RESTRICTIONS

    The Funds' investment objectives and the following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of a Fund. A "majority of the outstanding voting securities," when used in this Statement of Additional Information, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or
(ii) more than 50% of the outstanding voting shares. With respect to the submission of a change in fundamental policy or investment objective to a particular Fund, such matters shall be deemed to have been effectively acted upon with respect to such Fund if a majority of the outstanding voting securities of the particular Fund votes for the approval of such matters as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding voting securities of the other Fund affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Trust.

NATIONAL MONEY MARKET FUND

    The following investment restrictions are fundamental policies of NMMF and may not be changed except as described above.

    NMMF may not:

         1. Purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer, except that the Fund may invest up to 15% of its total net assets (based on current value) in the obligations of any one bank. This limitation does not apply to U.S. Government Securities.

         2. Purchase voting securities or make investments for the purpose of exercising control or management.

         3. Invest more than 25% of its total assets in any one industry. This restriction does not apply to U.S. Government Securities or to bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents.

         4. Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with other accounts managed by the Manager or the Sub-advisor to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities.)

         5. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

         6. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of its total assets taken at cost; provided, however, that the Fund may loan its securities as described in the Prospectus and this Statement of Additional Information under the caption "Description of the Funds, their Investments and Risks--Lending of Securities". However, the Fund will not borrow if the value of the Fund's assets would be less than 300% of its borrowing obligations. In addition, when borrowings (other than permissible securities loans) exceed 5% of its total assets, the Fund will not purchase additional portfolio securities. Permissible borrowings will be entered into solely for the purpose of facilitating the orderly sale of portfolio securities to accommodate redemption requests.

         7. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies. This restriction does not apply to repurchase agreements or loans of portfolio securities.

         8. Pledge, mortgage or hypothecate more than 10% of its net assets taken at cost at the time of the incurrence of such borrowings.

         9. Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

        10. Invest in securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation, reorganization or similar transactions. For the purposes of this restriction, foreign banks or their agents or subsidiaries are not considered investment companies. (Under the Investment Company Act of 1940 (the "Investment Company Act") no registered investment company may (a) invest more than 10% of its total assets (taken at current value) in securities of other investment companies, (b) own securities of any one investment company having a value in excess of 5% of its total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company.)

        11. Purchase or retain securities of an issuer if, to the knowledge of the Trust, any officers, trustees and directors of the Trust or any investment adviser of the Trust, who individually own beneficially more than 1/2 of 1% of the shares or securities of that issuer, own in the aggregate more than 5% of such shares or securities.


        12. Purchase securities of any company which has (with predecessor businesses and entities) a record of less than three years' continuous operation or purchase securities whose source of repayment is based, directly or indirectly, on the credit of such a company if as a result more than 5% of the total assets of the Fund (taken at current value) would be invested in such securities; provided, however, that the Fund may purchase U.S. Government Securities without regard to this limitation.

        13. Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts nor does it prevent the Fund from purchasing securities secured by real estate or interests therein.

        14. Purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 10% of the Fund's total assets (based on current value) would then be invested in such securities. The staff of the Securities and Exchange Commission is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view.

        15. Write or purchase puts, calls, warrants, straddles, spreads or combinations thereof except that, as described above under "Firm Commitment Agreements," the Fund may enter into firm commitment agreements with respect to securities otherwise eligible for purchase by the Fund.

    Restriction 1 applies to securities subject to repurchase agreements but not to the repurchase agreements themselves provided that the obligation of the seller to repurchase the securities from the Fund is "collateralized fully" as defined in Rule 2a-7 under the Investment Company Act. Although Restriction 1 permits the Fund to invest up to 15% of its total assets in the obligations of any one bank, federal regulations applicable to the Fund currently prohibit the Fund (with limited exceptions) from making any investment that would result in more than 5% of the Fund's assets being invested in obligations of a single issuer.

    Although Restriction 3 states that it does not apply to bank obligations, federal regulations applicable to the Fund currently limit bank obligations to include all banks which are organized under the laws of the United States or a state (as defined in the Investment Company Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks. In addition, in accordance with Restriction 3, it is our policy not to concentrate 25% or more of total assets in a single industry.

    Although Restriction 14 states that the Fund may invest no more than 10% of its total assets in illiquid securities, the Fund intends to invest no more than 10% of its net assets in such securities, in compliance with current interpretations of the staff of the Securities and Exchange Commission.

    The limitation on investment in illiquid securities set forth in Restriction 14 does not apply to certain restricted securities, including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper, that the Manager or investment adviser has determined to be liquid under procedures approved by the Board of Trustees.

    For purposes of the foregoing restrictions, U.S. Government Securities refer to obligations of the U.S. Treasury and obligations issued by agencies of the U.S. Government or instrumentalities established or sponsored by the U.S. Government.

    As a non-fundamental policy that may be changed without shareholder approval, NMMF will not issue senior securities, borrow money (including through the entry into reverse repurchase agreement transactions) or pledge its assets, except that the Fund may borrow up to 33 1/3% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions and may pledge up to 33 1/3% of the value of the Fund's total assets to secure such borrowings. The Fund will not purchase portfolio securities if its borrowings exceed 5% of the Fund's net assets. The purchase or sale of securities on a "when-issued" or delayed delivery basis, the entry into reverse repurchase agreements, the purchase and sale of financial futures contracts and collateral arrangements with respect thereto and with respect to the writing of options and obligations of the Trust to Trustees pursuant to deferred compensation arrangements are not deemed to be a pledge of assets and such arrangements are not deemed to be the issuance of a senior security.

LIQUID ASSETS FUND

    The following investment restrictions are fundamental policies of LAF and may not be changed except as described above.

    LAF may not:

         1. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or maintenance margin in connection with options or futures contracts is not considered the purchase of a security on margin.

         2. Make short sales of securities or maintain a short position.

         3. Issue senior securities, borrow money (including through the entry into reverse repurchase agreement transactions) or pledge its assets, except that the Fund may borrow up to 33 1/3% of the value of its total assets (calculated when the loan is made) from banks for temporary, extraordinary or emergency purposes or for the clearance of transactions and may pledge up to 33 1/3% of the value of the Fund's total assets to secure such borrowings. The Fund will not purchase portfolio securities if its borrowings exceed 5% of the Fund's net assets. The purchase or sale of securities on a "when-issued" or delayed delivery basis, the entry into reverse repurchase agreements, the purchase and sale of financial futures contracts and collateral arrangements with respect thereto and with respect to the writing of options and obligations of the Trust to Trustees pursuant to deferred compensation arrangements are not deemed to be a pledge of assets and such arrangements are not deemed to be the issuance of a senior security.

         4. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result, with respect to 75% of the value of the Fund's total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer.

         5. Purchase any securities (other than obligations of the U.S. Government, its agencies and instrumentalities) if, as a result, 25% or more of the value of the Fund's total assets (determined at the time of investment) would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to money market instruments of domestic banks. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the Investment Company Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks.

         6. Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts.

         7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         8. Make investments for the purpose of exercising control or management.

         9. Invest in securities of other non-affiliated investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which the Fund will not hold more than 3% of the outstanding voting securities of any one investment company, will not have invested more than 5% of its total assets in any one investment company and will not have invested more than 10% of its total assets (determined at the time of investment) in such securities of one or more investment companies, or except as part of a merger, consolidation or other acquisition.

        10. Make loans, except through (i) repurchase agreements and (ii) loans of portfolio securities (limited to 33 1/3% of the value of the Fund's total assets).

        11. Buy or sell commodities or commodity contracts, except that the Fund may purchase and sell futures contracts and options thereon.

        12. Purchase more than 10% of the outstanding voting securities of any one issuer.

    Although Restriction 4 limits the Fund's investments in the securities of a single issuer to 5% of the value of 75% of the value of the Fund's total assets, federal regulations applicable to the Fund currently prohibit the Fund from making any investment that would result in more than 5% of the Fund's total assets being invested in securities of a single issuer.

    Whenever any fundamental investment policy or investment restriction of a Fund states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowing, as required by applicable law.

                            MANAGEMENT OF THE TRUST

(a) TRUSTEES

    The Trust has Trustees who, in addition to overseeing the actions of each Fund's Manager, Investment Adviser and Distributor, decide upon matters of general policy.

    The Trustees also review the actions of the officers of the Trust, who conduct and supervise the daily business operations of the Trust.

(b) MANAGEMENT INFORMATION--TRUSTEES AND OFFICERS


                                                                                      PRINCIPAL OCCUPATIONS
                                        POSITION WITH                              AND OTHER AFFILIATIONS FOR
NAME, ADDRESS AND AGE (1)                 THE TRUST                                    THE LAST FIVE YEARS
-------------------------               -------------                              --------------------------
Delayne D. Gold (63)                       Trustee              Marketing Consultant.
*Robert F. Gunia (54)             Trustee and Vice President    Executive Vice President and Chief Administrative Officer (since
                                                                 June 1999) of Prudential Investments; Corporate Vice President
                                                                 (since September 1997) of the Prudential Insurance Company of
                                                                 America (Prudential); Executive Vice President and Treasurer
                                                                 (since December 1996) of Prudential Investments LLC (PI);
                                                                 President (since April 1999) of Prudential Investment Management
                                                                 Services LLC (PIMS); formerly Senior Vice President (March
                                                                 1987-May 1999) of Prudential Securities Incorporated (Prudential
                                                                 Securities); formerly Chief Administrative Officer
                                                                 (July 1989-September 1996), Director (January 1989-September
                                                                 1996), and Executive Vice President, Treasurer and Chief
                                                                 Financial Officer (June 1987-September 1996) of Prudential
                                                                 Mutual Fund Management Inc. (PMF).
Robert E. LaBlanc (67)                     Trustee              President (since 1981) of Robert E. LaBlanc Associates, Inc.
                                                                 (telecommunications); formerly General Partner at Salomon
                                                                 Brothers; and Vice-Chairman of Continental Telecom; Director of
                                                                 Storage Technology Corporation (since 1979), Titan Corporation
                                                                 (electronics, since 1995), Salient 3 Communications, Inc. (since
                                                                 1995), Chartered Semiconductor Manufacturing Ltd. (Singapore)
                                                                 (since 1998) and Tribune Company (since 1981); and Trustee of
                                                                 Manhattan College.
*David R. Odenath, Jr. (44)         Trustee and President       President (since 1999) of Prudential Investments; Officer in
                                                                 Charge, President, Chief Executive Officer and Chief Operating
                                                                 Officer (since June 1999) of PI; Senior Vice President (since
                                                                 June 1999) of Prudential; formerly Senior Vice President (August
                                                                 1993-May 1999) of PaineWebber Group, Inc.
*Judy A. Rice (53)                Trustee and Vice President    Executive Vice President (since 1999) of Prudential Investments;
                                                                 Executive Vice President (since 1999) of PI; formerly various positions to Senior Vice President (1992-1999) of Prudential
                                                                 Securities; and various positions to Managing Director
                                                                 (1975-1992) of Shearson Lehman Advisors; Governor of the Money
                                                                 Management Institute and member of the Prudential Securities
                                                                 Operating Council and the National Association for Variable
                                                                 Annuities.

                                                                                      PRINCIPAL OCCUPATIONS
                                        POSITION WITH                              AND OTHER AFFILIATIONS FOR
NAME, ADDRESS AND AGE (1)                 THE TRUST                                    THE LAST FIVE YEARS
-------------------------               -------------                              --------------------------
Robin B. Smith (62)                        Trustee              Chairman and Chief Executive Officer (since August 1996) of
                                                                 Publishers Clearing House; formerly President and Chief
                                                                 Executive Officer (January 1988-August 1996) and President and
                                                                 Chief Operating Officer (September 1981-December 1988) of
                                                                 Publishers Clearing House; Director of BellSouth Corporation
                                                                 (since 1994), Texaco Inc. (since 1992), Springs Industries Inc.
                                                                 (home furnishings/ specialty fabrics) (since 1993), and Kmart
                                                                 Corporation since 1996.
Stephen Stoneburn (58)                     Trustee              President and Chief Executive Officer (since June 1996) of
                                                                 Quadrant Media Corp. (a publishing company); formerly President
                                                                 (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior
                                                                 Vice President and Managing Director (January 1993-1995) of
                                                                 Cowles Business Media.
Nancy H. Teeters (71)                      Trustee              Economist; formerly Director of Inland Steel Industries
                                                                 (July 1984-1999); formerly, Vice President and Chief Economist of International Business Machines Corporation; formerly,
                                                                 Governor of the Federal Reserve System (1978-1984).
Clay T. Whitehead (63)                     Trustee              President (since May 1983) of National Exchange Inc. (new
P.O. Box 8090                                                    business development firm).
McLean, VA 22106
William V. Healey (48)               Assistant Secretary        Vice President and Associate General Counsel (since 1998) of
                                                                 Prudential; Executive Vice President, Secretary and Chief Legal
                                                                 Officer (since February 1999) of PI; Senior Vice President,
                                                                 Chief Legal Officer and Secretary (since December 1998) of
                                                                 Prudential Investment Managment Services LLC; Executive Vice
                                                                 President, Chief Legal Officer and Secretary (since February
                                                                 1999) of Prudential Mutual Fund Services LLC; Director (since
                                                                 June 1999) of ICI Mutual Insurance Company; prior to August
                                                                 1998, Associate General Counsel of the Dreyfus Corporation
                                                                 (Dreyfus), a subsidiary of Mellon Bank, N.A. (Mellon Bank), and an officer and/or director of various affiliates of Mellon Bank and Dreyfus.
Jonathan D. Shain (43)                    Secretary             Vice President and Corporate Counsel (since August 1998) of
                                                                 Prudential; formerly Attorney with Fleet Bank, N.A. (January
                                                                 1997-July 1998) and Associate Counsel (August 1994-January 1997)
                                                                 of New York Life Insurance Company.
Grace C. Torres (42)               Treasurer and Principal      Senior Vice President (since January 2000) of PIFM; formerly
                                   Financial and Accounting      First Vice President (December 1996-January 2000) of PI and
                                            Officer              First Vice President (March 1993-1999) of Prudential Securities.


------------

(1) Unless otherwise noted, the address for each of the above persons is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.



 *  "Interested" Trustee of the Trust, as defined in the Investment Company Act.


    Trustees and officers of the Trust are also trustees, directors and officers of some or all of the other investment companies distributed by PIMS.

    The Trustees have adopted a retirement policy which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75.

    Pursuant to the Management Agreements with the Trust, the Manager pays all compensation of officers and employees of the Trust as well as the fees and expenses of all Trustees of the Trust who are affiliated persons of the Manager.


    The Trust pays each of its Trustees who is not an affiliated person of PI or the Subadviser annual compensation, in addition to certain out-of-pocket expenses. Trustees who serve on Fund committees may receive additional compensation. The amount of annual compensation paid to each Trustee may change as a result of the introduction of additional funds on which boards the Trustee may be asked to serve.


    Trustees may receive their Trustee's fees pursuant to a deferred fee agreement with the Trust. Under the terms of the agreement, the Trust accrues daily the amount of such Trustee's fees in installments which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury Bills at the beginning of each calendar quarter or, pursuant to an SEC order at the daily rate of return of the Trust (the Fund Rate). A Fund's obligation to make payments of deferred Trustees' fees, together with interest thereon, is a general obligation of the Fund.


    The following table sets forth the aggregate compensation paid by the Trust to the Trustees who are not affiliated with the Manager for the fiscal year ended September 30, 2001 and the aggregate compensation paid to such Trustees for service on the Trust's Board and that of all other funds managed by PI ( the Fund Complex) for the calendar year ended December 31, 2000.


                               COMPENSATION TABLE


                                                                                               APPROXIMATE TOTAL
                                                                                                 COMPENSATION
                                                                                                  FROM TRUST
                                                                   AGGREGATE                  AND PRUDENTIAL FUND
                                                                  COMPENSATION                   COMPLEX PAID
NAME AND POSITION                                                  FROM TRUST                   TO TRUSTEES(2)
--------------------------------------------------                ------------                -------------------
Delayne D. Gold--Trustee                                              3,150                     $173,000 (38/58)*
Robert F. Gunia(1)--Trustee                                          --                              --
Robert E. LaBlanc--Trustee                                            3,150                     $110,000 (22/41)*
David R. Odenath, Jr.(1)--Trustee                                    --                              --
Judy A. Rice(1)--Trustee                                             --                              --
Robin B. Smith--Trustee                                               3,278                     $114,000 (27/35)*
Stephen Stoneburn--Trustee                                            3,150                     $110,000 (22/41)*
Nancy H. Teeters--Trustee                                             3,425                     $118,000 (25/40)*
Clay T. Whitehead--Trustee                                            3,150                     $173,000 (35/59)*


------------
 * Indicates number of funds/portfolios in the Fund Complex (including the Trust) to which aggregate compensation relates.

(1) Trustees who are "interested" do not receive compensation from the Trust or any fund in the Fund Complex.


(2) Although the last column shows the total amount paid to Directors from the Fund Complex during the calendar year ended December 31, 2000, such compensation was deferred at the election of Directors under the Funds' deferred compensation plans. Including accrued interest and the selected Prudential Funds rate of return, total deferred compensation amounted to $106,992 for Director Robin B. Smith.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of November 9, 2001, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of beneficial interest of each of the Funds and of the Trust as a whole.



    There were no beneficial owners of greater than 5% of the outstanding shares of the Trust.



    As of November 9, 2001, Prudential Securities was the record holder for other beneficial owners of the following shares of the outstanding common stock of the Funds:



FUND                                                            NO. SHARES / %
----                                                            --------------
NMMF                                                          340,442,393 / 99.6%
LAF                                                           475,026,713 / 99.9%


    In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.

                     INVESTMENT ADVISORY AND OTHER SERVICES


MANAGER AND INVESTMENT ADVISER



    The manager of the Trust is Prudential Investments LLC, (PI or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. PI serves as manager to all of the other investment companies that, together with the Trust, comprise the Prudential Mutual Funds. See "How the Fund is Managed" in each Prospectus. As of December 31, 2000, PI served as the investment manager to all of the Prudential U.S. and offshore investment companies, and as manager or administrator to closed-end investment companies, with aggregate assets of approximately $76 billion.



    PI is a wholly-owned subsidiary of PIFM Holdco, Inc., which is a wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a wholly-owned subsidiary of Prudential.



    Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), an affiliate of PI, serves as the transfer agent and dividend distribution agent for the Prudential mutual funds and, in addition, provides customer service, recordkeeping and management and administrative services to qualified plans.



    Pursuant to the Management Agreement for NMMF (the NMMF Management Agreement) and the Management Agreement for LAF (the LAF Management Agreement and, together with the NMMF Management Agreement, the Management Agreements), both of which became effective on December 12, 1997, PI, subject to the supervision of the Trust's Board of Trustees and in conformity with the stated policies of the Funds, manages both the investment operations of each Fund and the composition of each Fund's portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, PI is obligated to keep certain books and records of the Trust. PI has hired Prudential Investment Management, Inc. (PIM, the Investment Adviser, or the Subadviser), to provide subadvisory services to the Fund. PI also administers the Fund's corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street, the fund's custodian (the Custodian), and PMFS. The management services of PI for the Fund are not exclusive under the terms of the Management Agreement and PI is free to, and does, render management services to others.



    For its services, PI receives, pursuant to the NMMF Management Agreement, a fee at an annual rate of the average daily net assets of the Fund of .390% of the first $1 billion of net assets; .375% of the next $500 million of net assets; .350% of the next $500 million of net assets; and .325% of net assets in excess of $2 billion. The fee is computed daily and payable monthly. For the expenses PI assumes pursuant to the LAF Management Agreement, PI will be reimbursed for its direct costs, exclusive of any profit or overhead, not to exceed .39% of the LAF's average daily net assets. It is expected that this amount will be approximately .06 of 1% of the average daily net assets of LAF for the fiscal year ending September 30, 2002.



    In connection with its management of the business affairs of the Trust pursuant to the Management Agreements, PI bears the following expenses:



        (a) the salaries and expenses of all personnel of the Trust and the Manager, except the fees and expenses of Trustees who are not affiliated persons of PI or the Trust's investment adviser;



        (b) all expenses incurred by PI or by the Trust in connection with managing the ordinary course of the Trust's business, other than those assumed by the Trust, as described below; and



        (c) the costs and expenses payable to the Investment Advisor, pursuant to subadvisory agreements on behalf of the Funds between PI and the Investment Advisor (the Subadvisory Agreements).



    Under the terms of the Management Agreements, the Trust is responsible for the payment of the following expenses, including (a) the fees or reimbursements payable to the Manager, (b) the fees and expenses of Trustees who are not affiliated with PI or the Trust's Investment Adviser, (c) the fees and certain expenses of the Trust's Custodian and Transfer and Dividend Disbursing Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Trust and of pricing the Trust's shares, (d) the charges and expenses of the Trust's legal counsel and independent accountants, (e) brokerage commissions, if any, and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and trust fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust is a member,
(h) the cost of share certificates, if any, representing, and/or non-negotiable share deposit receipts evidencing, shares of the Trust, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the Commission, including the preparation and printing of the Trust's registration statements and prospectuses for such purposes, and paying the fees and expenses of notice filings made in accordance with state securities laws, (k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders, (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business and (m) any expenses assumed by NMMF pursuant to a distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act.



    Each Management Agreement also provides that PI will not be liable for any error of judgment or any loss suffered by the Trust in connection with the matters to which the Management Agreements relate except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Management Agreement provides that it will terminate automatically if assigned (as defined in the Investment Company Act), and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. The Management Agreements provide that each said agreement will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.



    For the fiscal years ended September 30, 2001, 2000 and 1999, PI received management fees from NMMF and LAF of $1,488,390, $1,532,983 and $1,608,899, and $285,000, $285,000 and $285,000, respectively.



    PI has entered into Subadvisory Agreements with PIM. The Subadvisory Agreements provide that PIM furnish investment advisory services in connection with the investment management of the Funds. In connection therewith, PIM is obligated to keep certain books and records of the Funds. PI continues to have responsibility for all investment advisory services pursuant to the Management Agreements and supervises PIM's performance of such services. In connection with NMMF, PIM is compensated by PI in the amount of .195% of the Fund's daily net assets. In connection with LAF, PIM is reimbursed by PI for its direct costs, excluding profit and overhead, incurred by PIM in furnishing services to PI.


    The Subadviser maintains a corporate credit unit which provides credit analysis and research on taxable fixed-income securities including money market instruments. The portfolio manager consults routinely with the credit unit in managing the Funds' portfolios. The credit unit reviews on an ongoing basis commercial paper issuers, commercial banks, non-bank financial institutions and issuers of other taxable fixed-income obligations. The credit analysts have broad access to research and financial reports, data retrieval services and industry analysts. They maintain relationships with the management of corporate issuers and from time to time visit companies in whose securities the Funds may invest.

    The Subadvisory Agreements provide that each will terminate in the event of its assignment (as defined in the Investment Company Act) or upon the termination of the Management Agreements. The Subadvisory Agreements may be terminated by the Trust, PIFM or PI upon not more than 60 days' nor less than 30 days' written notice. The Subadvisory Agreements provide that they will continue in effect for a period of more than two years from their execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.


    The Management Agreement between the Trust and PI and the Subadvisory Agreements between PI and PIM were last approved by the Board of Trustees, including a majority of the Trustees who are not parties to the contracts or interested persons of any such parties, as defined in the Investment Company Act, on May 23, 2000. Shareholders of NMMF and LAF last approved the Management Agreement and the Subadvisory Agreements on December 12, 1997.


PRINCIPAL UNDERWRITER, DISTRIBUTOR AND RULE 12b-1 PLAN


    Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the shares of the Trust. PI and PIM, which are affiliated persons of the Trust, are affiliates of PIMS.


    Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.

DISTRIBUTION PLAN

    Under the NMMF Distribution Plan (the Plan) and the Trust's Distribution Agreement dated December 12, 1997, NMMF pays the Distributor a distribution fee of up to 0.10% of the average daily net assets of the shares of NMMF, computed daily and payable monthly which is designed to reimburse the Distributor, in whole or in part, for its services. The Distributor incurs the expenses of distributing LAF shares, none of which are reimbursed by or paid for by LAF.


    For the fiscal year ended September 30, 2001, the Distributor received payments of $381,639 under the Plan. These amounts were primarily expended for payment of account servicing fees to financial advisers and other persons who sell shares of NMMF.

    The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit NMMF and its shareholders.

    Pursuant to the Plan, the Trustees will be provided with, and will review, at least quarterly, a written report of the distribution expenses incurred on behalf of the Trust by the Distributor. The report will include an itemization of the distribution expenses and the purpose of such expenditures.

    The Plan may not be amended to increase materially the amount to be spent for the services described therein with respect to NMMF without approval of the shareholders of NMMF, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, by vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the Rule 12b-1 Trustees) or by a vote of a majority of the outstanding voting securities of the shares of the Fund (as defined in the Investment Company Act). The Trust's Distribution Agreement provides that it will terminate automatically if assigned and that it may be terminated, without payment of any penalty, by a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting securities of the Trust, or by the Distributor, on 60 days' written notice to the other party.

    NASD MAXIMUM SALES CHARGE RULE. Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of NMMF shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of NMMF may not exceed .75 of 1% per class. The 6.25% limitation applies to NMMF rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of the total gross sales of NMMF, all sales charges on shares of NMMF would be suspended.


OTHER SERVICE PROVIDERS


    State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Trust's portfolio securities, and in that capacity maintains cash and certain financial and accounting books and records pursuant to an agreement with the Trust.


    Prudential Mutual Fund Services LLC (PMFS), 194 Wood Avenue South, Iselin, New Jersey 08853, serves as the transfer and dividend disbursing agent of the Trust. PMFS is an affiliate of PI. PMFS provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. In connection with services rendered to NMMF, PMFS receives an annual fee ($9.50) per shareholder account, a new account set up fee ($2.00) for each manually-established account and a monthly inactive zero balance account fee ($0.20) per shareholder account plus its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communications and other costs. In connection with the transfer agency services rendered by PMFS to LAF, PMFS will be reimbursed for its direct costs, excluding profit and overhead.


    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Trust's independent accountants and in that capacity audits each Fund's annual financial statements.


CODE OF ETHICS


    The Board of Trustees has adopted a Code of Ethics, in addition, the Manager, Subadviser and Distributor have each adopted a Code of Ethics (collectively, the Codes). The Codes permit personnel subject to the Codes to invest in securities including securities that may be purchased or held by the Fund. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Fund is making such investments. The Codes are on public file with, and are available from, the Commission.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

    The Manager is responsible for decisions to buy and sell securities for the Trust, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. (For purposes of this section, the term "Manager" includes the Subadviser.) The Trust does not normally incur any brokerage commission expense on such transactions. In the market for money market instruments, securities are generally traded on a "net" basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. Portfolio securities may not be purchased from any underwriting or selling syndicate of which the Distributor, or an affiliate (including Prudential Securities), during the existence of the syndicate, is a principal underwriter (as defined in the Investment Company
Act), except in accordance with rules of the SEC. The Trust will not deal with the Distributor or its affiliates on a principal basis.

    In placing orders for portfolio securities of the Trust, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While the Manager generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Manager may consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Trust, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Trust may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions for such other accounts, whose aggregate assets are far larger than the Trust's, and the services furnished by such brokers may be used by the Manager in providing investment management for the Trust. While such services are useful and important in supplementing its own research and facilities, the Manager believes that the value of such services is not determinable and does not significantly reduce expenses. The Trust does not reduce the advisory fee it pays to the Manager by any amount that may be attributed to the value of such services.

    Subject to the above considerations, Prudential Securities, as an affiliate of the Trust, may act as a securities broker (or futures commission merchant) for the Trust. In order for Prudential Securities to effect any portfolio transactions for the Trust, the commissions, fees or other remuneration received by Prudential Securities must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time. This standard would allow Prudential Securities to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested" persons (as defined in the Investment Company Act), has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities are consistent with the foregoing standard. Brokerage transactions with Prudential Securities are also subject to such fiduciary standards as may be imposed by applicable law.


    During the fiscal years ended September 30, 2001, 2000 and 1999 the Trust paid no brokerage commissions.


                          SECURITIES AND ORGANIZATION

    The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, which may be divided into an unlimited number of series of such shares, and which presently consist of NMMF and LAF. Each share of a series represents an equal proportionate interest in that series with each other share of that series and is entitled to a proportionate interest in the dividends and distributions from that series. Upon termination of a series, whether pursuant to liquidation of the series or otherwise, shareholders of that series are entitled to share pro rata in the net assets of the series then available for distribution to such shareholders. Shareholders have no preemptive rights.

    A copy of the Agreement and Declaration of Trust (the Declaration of Trust) establishing the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust provides for the perpetual existence of the

Trust. The Trust or a series, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of an affected series or by the Trustees upon written notice to the shareholders. Upon termination of the Trust or of a series, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Trust or of the series as may be determined by the Trustees, the series shall, in accordance with such procedures as the Trustees consider appropriate, reduce the remaining assets to distributable form in cash or shares or other securities, or any combination thereof, and distribute the proceeds to the shareholders of the series involved, ratably according to the number of shares of such series held by the several shareholders of the series on the date of termination.

    The assets received by the Trust for the issue or sale of shares of a series and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that series, and constitute the underlying assets of that series. The underlying assets of a series are segregated and are charged with the expenses, including the organizational expenses, in respect of that series and with a share of the general expenses of the Trust. While the expenses of the Trust are allocated to the separate books of account of the series, if more than one series has shares outstanding, certain expenses may be legally chargeable against the assets of all series.

    Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the property of a series for all loss and expense of any shareholder of that series held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the series of which he was a shareholder would be unable to meet its obligations.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust provides for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

    The Trust will not normally hold annual shareholders' meetings. At such time as less than a majority of the Trustees have been elected by the shareholders, the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

    Except as otherwise disclosed in the Prospectuses and in this Statement of Additional Information, the Trustees shall continue to hold office and may appoint their successors.


    The Trust is required to disclose its holdings of securities of its regular brokers and dealers (as defined under Rule 10b-1 of the Investment Company Act) and their parents during their most recent fiscal year. As of September 30, 2001, the Trust held securities of Morgan Stanley ($43,362,921), Merrill Lynch, Pierce, Fenner & Smith, Inc. ($40,014,250), BNP Paribas ($31,000,000), Goldman, Sachs & Co. ($29,000,000), Bank One Capital Markets, Inc., ($22,271,088), Fleet Securities ($16,263,107), and Banc of America Securities LLC ($3,601,461).



                PURCHASE, REDEMPTION AND PRICING OF FUND SHARES


PURCHASE OF SHARES

    Shares of the NMMF are offered to investment advisory clients of Prudential Securities Incorporated (Prudential Securities) that participate in any of the following managed account programs sponsored by Prudential Securities: Gibraltar Advisors,

Prudential Securities Portfolio Management (PSPM), Quantum Portfolio Management (Quantum), Managed Assets Consulting Services (MACS), Managed Assets Consulting Services Custom Services (MACS-CS) and Prudential Securities Investment Supervisory Group. See "How to Buy and Sell Shares of the Fund" in the NMMF Prospectus. A Prudential Securities client who applies to participate in these managed account programs will be eligible to purchase shares of NMMF during the period between submission to and acceptance of the application by Prudential Securities. Eligibility of participants is within the discretion of Prudential Securities. In the event a client of Prudential Securities leaves a managed account program, the client may continue to hold shares of NMMF.


    Shares of LAF are offered to investment advisory clients of Prudential Securities that (a) participate in any of the following managed account programs sponsored by Prudential Securities: Gibraltar Advisors, Prudential Securities Portfolio Management (PSPM), Quantum Portfolio Management (Quantum), Managed Assets Consulting Services (MACS) and Prudential Securities Investment Supervisory Group and (b) are "Eligible Benefit Plans." "Eligible Benefit Plans" include (i) employee benefit plans as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974 (ERISA) other than governmental plans as defined in Section 3(32) of ERISA and church plans as defined in Section 3(33) of ERISA, (ii) pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code, (iii) deferred compensation and annuity plans under Section 457 or 403(b)(7) of the Internal Revenue Code, and
(iv) Individual Retirement Accounts (IRAs) as defined in Section 408(a) of the Internal Revenue Code. See "How to Buy and Sell Shares of the Fund" in the LAF Prospectus. A Prudential Securities client who applies to participate in these managed account programs will be eligible to purchase shares of LAF during the period between submission to and acceptance of the application by Prudential Securities. Investment advisory clients of Prudential Securities who receive Managed Assets Consulting Services Custom Services are not eligible to purchase shares of LAF. Eligibility of participants is within the discretion of Prudential Securities. In the event a client of Prudential Securities leaves a managed account program, the client may continue to hold shares of LAF.


SALE OF SHARES

    If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Trust, however, has elected to be governed by Rule 18f-1 under the Investment Company Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

    The Trust may suspend the right of redemption or postpone the date of payment for a period of up to seven days. Suspensions or postponements may not exceed seven days except (1) for any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by a Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of shareholders of a Fund. The SEC by rules and regulations determines the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency is deemed to exist within the meaning of clause
(2) above.


    EXPEDITED REDEMPTION PRIVILEGE. By electing the Expedited Redemption Privilege, you may arrange to have redemption proceeds sent to your bank account. The Expedited Redemption Privilege may be used to redeem shares in an amount of $200 or more, except if an account for which an expedited redemption is requested has a net asset value of less than $200, the entire account will be redeemed. Redemption proceeds in the amount of $1,000 or more will be remitted by wire to your bank account at a domestic commercial bank which is a member of the Federal Reserve system. Redemption proceeds of less than $1,000 will be mailed by check to your designated bank account. Any applicable contingent deferred sales charge will be deducted from the redemption proceeds. Expedited redemption requests may be made by telephone or letter must be received by the Fund prior to 4:30 p.m., New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions as set forth in the Prospectus regarding redemption of shares. For more information, see "How to Buy, Sell and Exchange Shares of the Fund--Telephone Redemptions or Exchanges" in the Prospectus. The Expedited Redemption Privilege may be modified or terminated at any time without notice. To receive further information, shareholders should contact Prudential Mutual Fund Services LLC at (800) 225-1852.

                                NET ASSET VALUE

    Each Fund's net asset value per share is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares.

    Each Fund uses the amortized cost method of valuation to determine the value of its portfolio securities. In that regard, the Trust's Board of Trustees has determined to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase only instruments having remaining maturities of thirteen months or less, and to invest only in securities determined by the Investment Adviser under the supervision of the Board of Trustees to be of minimal credit risk and to be of "eligible quality" in accordance with regulations of the SEC. The remaining maturity of an instrument held by the Trust that is subject to a put is deemed to be the period remaining until the principal amount can be recovered through demand or, in the case of a variable rate instrument, the next interest reset date, if longer. The value assigned to the put is zero. The Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of a Fund's portfolio holdings by the Board, at such intervals as deemed appropriate, to determine whether a Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board, and if such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize gains or losses, the shortening of average portfolio maturity, the withholding of dividends or the establishment of net asset value per share by using available market quotations.


    Each Fund computes its net asset value at 4:30 PM New York time, on each day the New York Stock Exchange (the Exchange) is open for trading. In the event the Exchange closes early on any business day, the net asset value of a Fund's shares shall be determined at a time between such closing and 4:30 PM New York time. The Exchange is closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                       TAXES, DIVIDENDS AND DISTRIBUTIONS

    NMMF and LAF have elected and qualified, and each Fund intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. This relieves a fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders, and, if a fund did realize long-term capital gains, permits net capital gains of the fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in that fund.


    Qualification as a regulated investment company requires, among other things, that (a) at least 90% of a fund's annual gross income (without reduction for losses from the sale or other disposition of securities or foreign currencies) be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities or options thereon, or other income (including, but not limited to, gains from options) derived with respect to its business of investing in such securities;
(b) a fund must diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a fund's assets is represented by cash, U.S. government obligations and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations) and
(c) the fund must distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) in each year.



    Gains or losses on sales of securities by a Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year. Capital gains on sales of securities held by a Fund for more than five years will be subject to a lower rate of taxation than the rate otherwise applicable to long-term capital gains. The Funds do not anticipate realizing long-term capital gains or losses. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, debt securities acquired by a Fund may be subject to original issue discount and market discount rules.


    Each Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. Each Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the twelve months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, a Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which a Fund pays income tax is treated as distributed. The Fund intends to make timely distributions in order to avoid this excise tax. For this purpose, dividends declared in October, November and December payable to shareholders of record on a specified date in October, November and December and paid in the following January will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in the prior year on dividends or distributions actually received in January of the following year.


    It is anticipated that the net asset value per share of each Fund will remain constant. However, if the net asset value per share fluctuates, a shareholder may realize gain or loss upon the disposition of a share. Distributions of net investment income and net short-term gains will be taxable to the shareholder at ordinary income rates regardless of whether the shareholder receives such distributions in additional shares or cash. Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. Capital gains from the sale of shares held by a shareholder for more than five years will be subject to a lower rate of taxation than the rate otherwise applicable to long-term capital gains. Any such loss, however, although otherwise treated as short-term capital loss, will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder, if the shares have been held for six months or less. Futhermore, certain rules may apply which would limit the ability of the shareholder to recognize any loss if, for example, the shareholder replaced the shares, including shares purchased pursuant to dividend reinvestment within 30 days of the disposition of the shares. In such cases the basis of the shares acquired will be readjusted to reflect the disallowed loss. Because none of the Fund's net income is anticipated to arise from dividends on common or preferred stock, none of its distributions to shareholders will be eligible for the dividends received deduction generally allowed to U.S. corporations in respect of dividends received from other U.S. corporations.


    Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of the Fund's assets to be invested in various countries is not known.

    If the Fund is liable for foreign income taxes, and if more than 50% of the value of the Fund's assets consists of securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund, but there can be no assurance that the Fund will be able to do so. If the Fund does elect to "pass through" the foreign taxes paid, shareholders will be required to (i) include in gross income (in addition to taxable dividends actually received) their PRO RATA share of the foreign income taxes paid by the Fund; and (ii) treat their PRO RATA share of foreign income taxes as paid by them. Shareholders will then be permitted either to deduct their PRO RATA share of foreign income taxes in computing their taxable income or to claim a foreign tax credit against U.S. income taxes. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign shareholders may not deduct or claim a credit for foreign tax unless the dividends paid to them by the Fund are effectively connected with a U.S. trade or business. Accordingly, a foreign shareholder may recognize additional taxable income as a result of the Fund's election to pass through the foreign taxes to shareholders.

    The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income" which includes, among other things, dividends, interest and certain foreign currency gains. Gain from the sale of a security will be treated as derived from sources within the United States, potentially reducing the amount allowable as a credit under the limitation.

    Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid by the Fund and (b) the portion of the dividend which represents income derived from foreign sources.

    The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

    The Trust under which the Funds are created is organized as a Massachusetts business trust. Under current law, so long as the Funds qualify for federal income tax treatment as described above, it is believed that neither the Trust nor the Funds should be liable for any income or franchise tax in The Commonwealth of Massachusetts.

    Dividends and distributions subject to federal income taxation may also be subject to state and local taxes. Furthermore, under the laws of certain states, distributions of net income from the Funds may be taxable to shareholders as income even though a portion of such distributions may be derived from interest on U.S. obligations which, if realized directly, would be exempt from state income taxes. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.

                              CALCULATION OF YIELD

    Each Fund will prepare a current quotation of yield daily. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares, but excluding any capital changes, divided by the value of the account at the beginning of the base period. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in a Fund's portfolio, and its operating expenses. Each Fund also may prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    Effective yield = [(base period return+1)TO THE POWER OF 365/7]-1


    The yield and effective yield for NMMF based on the 7 days ended
September 30, 2001 were 2.71% and 2.74%, respectively. The yield and effective yield for LAF based on 7 days ended September 30, 2001 were 3.14% and 3.19%, respectively.



    Comparative performance information may be used from time to time in advertising or marketing the Funds' shares, including data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., iMoneyNet, Inc., The Bank Rate Monitor, other industry publications, business periodicals and market indices.


    Each Fund's yield fluctuates, and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in a Fund is held, but also on changes in the Fund's expenses. Yield does not take into account any federal or state income taxes.


    ADVERTISING. Advertising materials for each Fund may include biographical information relating to its portfolio manager(s), and may include or refer to commentary by each Fund's manager(s) concerning investment style, investment discipline, asset growth, current or past business experience, business capabilities, political, economic or financial conditions and other matters of general interest to investors. Advertising materials for each Fund also may include mention of The Prudential Insurance Company of America, its affiliates and subsidiaries, and reference the assets, products and services of those entities.



    From time to time, advertising materials for each Fund may include information concerning retirement and investing for retirement, may refer to the approximate number of Fund shareholders and may refer to Lipper rankings or Morningstar ratings, other related analysis supporting those ratings, other industry publications, business periodicals and market indices. In addition, advertising materials may reference studies or analyses performed by the manager or its affiliates. Advertising materials for sector funds, funds that focus on market capitalizations, index funds and international/global funds may discuss the potential benefits and risks of that investment style. Advertising materials for fixed income funds may discuss the benefits and risks of investing in the bond market including discussions of credit quality, duration and maturity.



                              FINANCIAL STATEMENTS



    Each Fund's financial statements for the fiscal year ended September 30, 2001, incorporated into this SAI by reference to the Trust's 2001 annual report to shareholders (File No. 811-4060), have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on authority of said firm as experts in auditing and accounting. You may obtain a copy of the Trust's annual report at no charge by request to the Trust by calling (800) 225-1852, or by writing to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

                       APPENDIX I--DESCRIPTION OF RATINGS


MOODY'S INVESTORS SERVICE



DEBT RATINGS



    Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



    Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.



    A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.



    Baa: Bonds which are rated Baa are considered as medium-grade obligations (that is, they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



    Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Baa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.



SHORT-TERM DEBT RATINGS



    Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.



    PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:



    - Leading market positions in well-established industries.



    - High rates of return on funds employed.



    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.



    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.



    - Well-established access to a range of financial markets and assured sources of alternate liquidity.



    PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



STANDARD & POOR'S RATINGS GROUP



LONG-TERM ISSUE CREDIT RATINGS



    AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

    AA: An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.



    A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.



    BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet the financial commitment on the obligation.



    PLUS (+) OR MINUS(-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



COMMERCIAL PAPER RATINGS



    A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.



    A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.



FITCH, INC.



INTERNATIONAL LONG-TERM CREDIT RATINGS



    AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.



    AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.



    A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.



    BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.



SHORT-TERM DEBT RATINGS



    F1: Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.



    F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.



    PLUS (+) OR MINUS(-): Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category or to short-term ratings other than F1.

                                     PART C
                               OTHER INFORMATION

ITEM 23.  EXHIBITS.


    (a) (1) Agreement and Declaration of Trust of the Trust dated April 27, 1984 and Amendment No. 1 dated June 19, 1984 incorporated by reference to Exhibit (a)(i) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (2-91889) filed January 20, 1999.



       (2) Amendment No. 2 to Agreement and Declaration of Trust of the Trust dated August 9, 1984 incorporated by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 26 to the Registration Statement on
       Form N-1A (2-91889) filed January 20, 1999.



       (3) Amendment No. 3 to Agreement and Declaration of Trust of the Trust dated September 11, 1984 incorporated by reference to Exhibit (a)(iii) to Post-Effective Amendment No. 26 to the Registration Statement on
       Form N-1A (2-91889) filed January 20, 1999.



    (b) By-Laws of the Trust, Revised and Restated as of October 22, 1997.*



    (c) (1) Specimen Share Certificates of the National Money Market Fund incorporated by reference to Exhibit (c)(i) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (2-91889) filed January 20, 1999.



       (2) Specimen Share Certificate for the Liquid Assets Fund incorporated by reference to Exhibit (c)(ii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on
       October 1, 1998.



       (3) Instruments defining rights of security holders incorporated by reference to Exhibit (c)(3) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (2-91889) filed November 30, 2000.



    (d) (1) Management Agreement between the Registrant, on behalf of the National Money Market Fund, and Prudential Investments Fund Management LLC incorporated by reference to Exhibit d(i) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



       (2) Subadvisory Agreement, with respect to the National Money Market Fund, between Prudential Investments Fund Management LLC and The Prudential Investment Corporation incorporated by reference to Exhibit (d)(ii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



       (3) Management Agreement between the Registrant, on behalf of the Liquid Assets Fund, and Prudential Investments Fund Management LLC incorporated by reference to Exhibit (d)(iii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



       (4) Subadvisory Agreement, with respect to the Liquid Assets Fund, between Prudential Investments Fund Management LLC and the Prudential Investment Corporation incorporated by reference to Exhibit (d)(iv) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



       (5) Amendment dated November 1, 2000 to Subadvisory Agreement between Prudential Investments Fund Management LLC and the Prudential Investment Corporation incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (2-91889) filed November 30, 2000.



    (e) (1) Distribution Agreement between the Registrant and Prudential Securities Inc incorporated by reference to Exhibit (e)(i) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



       (2) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC incorporated by reference to Exhibit (e)(ii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



       (3) Form of Dealer Agreement incorporated by reference to Exhibit (e)(iii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.

    (f)  Not applicable.


    (g) (1) Custodian Contract between the Registrant and State Street Bank and Trust Company incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



       (2) Amendment dated July 17, 2001 to Custodian Contract.*



    (h) (1) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.



       (2) Amendment dated August 24, 1999 to Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services LLC incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (2-91889) filed November 30, 2000.


    (i) Opinion of Counsel, incorporated by reference to Exhibit 10 to Pre-Effective Amendment No. 1 to the Registration Statement filed on September 12, 1984.

    (j)  Consent of Independent Accountants.*

    (k) Not applicable.

    (l)  Not applicable.


    (m) (1) Amended Distribution Plan of the Trust, as revised through October 22, 1997 incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on November 7, 1997.



       (2) Amended and Restated Distribution and Service Plan, with respect to National Money Market Fund incorporated by reference to Exhibit (m)(ii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.


    (n) Not applicable.

    (o) Reserved.


    (p) (1) Code of Ethics of the Registrant dated September 19, 2001.*



       (2) Code of Ethics of Prudential Investment Management, Inc., Prudential Investments Fund Management LLC and Prudential Investment Management Services LLC dated September 19, 2001.*



    (q) Power of Attorney.*

------------------------
  * Filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    None.

ITEM 25.  INDEMNIFICATION.

    As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act) and pursuant to Article V of the Fund's Declaration of Trust (Exhibit 1 to the Registration Statement) with respect to trustees, officers, employees and agents thereof and Article VII of the Fund's By-Laws (Exhibit 2 to the Registration Statement), trustees, officers, employees and agents of the Fund may be indemnified against certain liabilities in connection with the Trust. As permitted by Section 17(i) of the 1940 Act, pursuant to
Section 10 of the Distribution Agreement (Exhibit (e)(ii) to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties. Such Article V of the Declaration of Trust, Article VII of the By-Laws and Section 10 of the Distribution Agreement are hereby incorporated by reference in their entirety.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

    The Registrant intends to purchase an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.


    Section 9 of the Management Agreement (Exhibits (d)(i) and (iii) to the Registration Statement) and Section 4 of the Subadvisory Agreement
(Exhibits (d)(ii) and (iv) to the Registration Statement) limit the liability of Prudential Investments LLC (PI) and Prudential Investment Management, Inc.
(PIM), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.


    The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect and is consistently applied.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


    (a)  Prudential Investments LLC (PI).


    See "How the Fund is Managed--Manager" in the Prospectus constituting
Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Investment Advisers" in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement.


    The business and other connections of the officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

    The business and other connections of PI's directors and principal executive officers within the last two fiscal years are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.



NAME AND ADDRESS            POSITION WITH PI                 PRINCIPAL OCCUPATIONS
----------------            ----------------                 ---------------------
John L. Carter              Executive Vice President         Executive Vice President, PI

Catherine A. Brauer         Executive Vice President         Executive Vice President, PI

Robert F. Gunia             Executive Vice President and     Executive Vice President and Chief
                            Chief Administrative Officer     Administrative Officer, PI; Vice President,
                                                             Prudential; President, Prudential Investment
                                                             Management Services LLC (PIMS)

William V. Healey           Executive Vice President,        Executive Vice President, Chief Legal Officer
                            Chief Legal Officer and          and Secretary, PI; Vice President and Associate
                            Secretary                        General Counsel, Prudential; Senior Vice
                                                             President, Chief Legal Officer and Secretary,
                                                             PIMS

Marc S. Levine              Executive Vice President         Executive Vice President, PI

David R. Odenath, Jr.       Officer-in-Charge, President,    Officer-in-Charge, President, Chief Executive
                            Chief Executive Officer and      Officer and Chief Operating Officer, PI; Senior
                            Chief Operating Officer          Vice President, The Prudential Insurance Company
                                                             of America (Prudential)

Judy A. Rice                Executive Vice President         Executive Vice President, PI

Ajay Sawhney                Executive Vice President         Executive Vice President, PI

Lynn M. Waldvogel           Executive Vice President         Executive Vice President, PI



    (b) Prudential Investment Management, Inc. (PIM)


    See "How the Fund is Managed" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement.


    The business and other connections of PIM's directors and executive officers are as set forth below. The address of each person is Gateway Center Two, Newark, New Jersey 07102-4077.



NAME AND ADDRESS            POSITION WITH PIM              PRINCIPAL OCCUPATIONS
----------------            -----------------              ---------------------
John R. Strangfeld, Jr.     Chairman of the Board,         Chairman and Chief Executive Officer of
                            President and Chief            Prudential Securities Incorporated (since
                            Executive Officer and          October 2000), President of Prudential Global
                            Director                       Asset Management Group; Senior Vice President of
                                                           Prudential

Bernard Winograd            Senior Vice President and      Chief Executive Officer, Prudential Real Estate
                            Director                       Investors; Senior Vice President and Director,
                                                           PIM


ITEM 27. PRINCIPAL UNDERWRITER.


    (a) Prudential Investment Management Services LLC (PIMS)



    PIMS is distributor for Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Prudential California Municipal Fund, Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential Gibraltar Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential MoneyMart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc. Prudential Real Estate

Securities Fund, Prudential Sector Fund, Inc., Prudential Short-Term Corporate Bond Fund, Inc., Prudential Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential Tax-Managed Small-Cap Fund, Inc., Prudential Total Return Bond Fund, Inc., Prudential 20/20 Focus Fund, Prudential U.S. Emerging Growth Fund, Inc., Prudential Value Fund, Prudential World Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., and The Target Portfolio Trust.


    (b) Information concerning the Directors and officers of PIMS is set forth below:


NAME (1)                    POSITIONS AND OFFICES WITH UNDERWRITER    POSITIONS AND OFFICES WITH REGISTRANT
--------                    --------------------------------------    -------------------------------------
Stuart A. Abrams            Senior Vice President and Chief           None
  213 Washington Street     Compliance Officer
  Newark, NJ 07102

Margaret Deverell           Vice President and Chief Financial        None
  213 Washington Street     Officer
  Newark, NJ 07102

Robert F. Gunia             President                                 Vice President and Trustee

William V. Healey           Senior Vice President, Secretary and      Assistant Secretary
                            Chief Legal Officer

Bernard B. Winograd         Executive Vice President                  None


------------------------


(1) The address of each person named above is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102, unless otherwise indicated.


    (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS


    All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts, Prudential Investment Management, Inc., Gateway Center Two, Newark, New Jersey 07102, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and Prudential Mutual Fund Services LLC, 194 Wood Avenue South, Iselin, New Jersey 08853. Documents required by Rules 31a-1(b)(4), (5), (6), (7), (9), (10) and (11) and 31a-1(d)
and (f) will be kept at Gateway Center Three, Newark, New Jersey 07102-4077, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.


ITEM 29.  MANAGEMENT SERVICES

    Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed--Distributor" in the Prospectus and the captions "Investment Advisory and Other Services--Investment Advisers" and "Investment Advisory and Other Services--Principal Underwriter, Distributor and Rule 12b-1 Plan" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30.  UNDERTAKINGS

    None.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on November 28, 2001.


                                      CASH ACCUMULATION TRUST


                                By:            * DAVID R. ODENATH
                                     --------------------------------------
                                          David R. Odenath, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



                      SIGNATURE                                          TITLE                    DATE
                      ---------                                          -----                    ----
                  * DELAYNE D. GOLD
     -------------------------------------------                        Trustee             November 28, 2001
                   Delayne D. Gold

                  * ROBERT F. GUNIA
     -------------------------------------------               Trustee and Vice President   November 28, 2001
                   Robert F. Gunia

                 * ROBERT E. LABLANC
     -------------------------------------------                        Trustee             November 28, 2001
                  Robert E. LaBlanc

                 * DAVID R. ODENATH
     -------------------------------------------                 Trustee and President      November 28, 2001
                  David R. Odenath

                   * JUDY A. RICE
     -------------------------------------------               Trustee and Vice President   November 28, 2001
                    Judy A. Rice

                  * ROBIN B. SMITH
     -------------------------------------------                        Trustee             November 28, 2001
                   Robin B. Smith

                 * STEPHEN STONEBURN
     -------------------------------------------                        Trustee             November 28, 2001
                  Stephen Stoneburn

                 * NANCY H. TEETERS
     -------------------------------------------                        Trustee             November 28, 2001
                  Nancy H. Teeters

                 * CLAY T. WHITEHEAD
     -------------------------------------------                        Trustee             November 28, 2001
                  Clay T. Whitehead

                  * GRACE C. TORRES                             Treasurer and Principal
     -------------------------------------------                Financial and Accounting    November 28, 2001
                   Grace C. Torres                                      Officer



*By:                  /s/ JONATHAN D. SHAIN
             --------------------------------------
                        Jonathan D. Shain                                                       November 28, 2001
                        Attorney-in-Fact

                            CASH ACCUMULATION TRUST
                                 EXHIBIT INDEX



EXHIBIT
  NO.                                DESCRIPTION
-------                              -----------
  (b)        By-Laws of the Trust, Revised and Restated as of
             October 22, 1997.*
  (g)   (2)  Amendment dated July 17, 2001 to Custodian Contract.*
  (j)        Consent of Independent Accountants.*
  (p)   (1)  Code of Ethics of the Registrant dated September 19, 2001.*
        (2)  Code of Ethics of Prudential Investment Management, Inc.,
             Prudential Investments Fund Management LLC and Prudential
             Investment Management Services LLC dated September 19,
             2001.*
  (q)        Power of Attorney.*


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    *   Filed herewith